Exhibit 99.14

Exception Grades
Run Date - 6/26/2024 10:55:53 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
221395921		3158528356		30746995			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after[Redacted] declared end date.				Reviewer Comment (2024-06-12): PDI received, showing no damage to subject property	06/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395923		3158528365		30741801			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. A post-disaster inspection is required indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-06-11): PDI showing no damage to subject property received	06/11/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395924		3158528366		30753441			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-11): Sufficient Cure Provided At Closing		06/11/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395924		3158528366		30753442			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-11): Sufficient Cure Provided At Closing		06/11/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395928		3158528370		30771007			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing insurance and tax verification for real-estate owned property located at [Redacted] Street, [Redacted], [Redacted].				Reviewer Comment (2024-06-14): T&I confirmed on mtg statement Buyer Comment (2024-06-14): Please see mtg stmt that was in file. taxes and Insurance are escrowed	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395931		3158528374		30753313			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after [Redacted].				Reviewer Comment (2024-06-13): PDI received, showing no damage to property	06/13/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395933		3158528381		30742619			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The file was missing a copy of the E-Sign Consent Agreement.				Reviewer Comment (2024-06-13): eConsent form received Buyer Comment (2024-06-13): Please review consent that was in file at time of review per disclosure tracking econsent date [Redacted]	06/13/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395933		3158528381		30742626			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-10): Sufficient Cure Provided At Closing		06/10/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395936		3158528387		30777203			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-13): Sufficient Cure Provided At Closing		06/13/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395937		3158528389		30758938			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the appraisal indicated the estimated cost new is $[Redacted]. Based on hazard insurance coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. Extended coverage is not disclosed. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-06-14): HOI coverage is [Redacted]% replacement cost Buyer Comment (2024-06-14): Please see current policy when states [Redacted]% replacement cost	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395937		3158528389		30758959			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-11): Sufficient Cure Provided At Closing		06/11/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395937		3158528389		30758960			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-11): Sufficient Cure Provided At Closing		06/11/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395939		3158528392		30760052			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Based on asset documentation in file, verified assets total $[Redacted]. With funds required to bring to closing of $[Redacted], plus the down payment/deposit of $[Redacted], total funds to be verified is $[Redacted]. Additionally, guidelines require [Redacted] months of reserves for this loan ($[Redacted]), and there are only [Redacted] months of reserves verified ($[Redacted]). Shortage is caused by exclusion of [Redacted] sales of [Redacted] made after statement end date and deposited to[Redacted] #[Redacted] ($[Redacted] on [Redacted]; $[Redacted] on [Redacted]; $[Redacted] on [Redacted]) and exclusion of monthly [Redacted] Balance ($[Redacted]).				Reviewer Comment (2024-06-14): sufficient asset documentation and reserves in file Buyer Comment (2024-06-14): [Redacted] account [Redacted] has a [Redacted] quarterly statement and a printout ([Redacted]) that shows transactions through [Redacted] confirming available value of $[Redacted] after most recent sale of $[Redacted] in [Redacted] from this account matching deposit into [Redacted] account [Redacted]. In addition, the printout shows other sales from this [Redacted] account that match deposits into the [Redacted] account of $[Redacted] and $[Redacted], respectively.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395939		3158528392		30760070			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to shortage of reserves, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-14): sufficient asset documentation and reserves in file Buyer Comment (2024-06-14): [Redacted] account [Redacted] has a [Redacted] quarterly statement and a printout ([Redacted]) that shows transactions through [Redacted] confirming available value of $[Redacted] after most recent sale of $[Redacted] in [Redacted] from this account matching deposit into[Redacted] account [Redacted]. In addition, the printout shows other sales from this [Redacted] account that match deposits into the [Redacted] account of $[Redacted] and $[Redacted], respectively.	06/14/2024			1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395939		3158528392		30760071			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to shortage of reserves.				Reviewer Comment (2024-06-14): sufficient asset documentation and reserves in file Buyer Comment (2024-06-14): [Redacted] account [Redacted] has a [Redacted] quarterly statement and a printout ([Redacted]) that shows transactions through [Redacted] confirming available value of $[Redacted] after most recent sale of $[Redacted] in stock from this account matching deposit into [Redacted]a account [Redacted]. In addition, the printout shows other sales from this [Redacted] account that match deposits into the [Redacted] account of $[Redacted] and $[Redacted], respectively.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395940		3158528394		30783702			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [Redacted] business days of the Note.	-	Missing borrower verification of employment within ([Redacted]) days of closing. The note date is [Redacted], and the latest verification of employment for the borrower is [Redacted], which is more than [Redacted] days prior to closing. There is another 3rd party verification of employment dated [Redacted], but this is after closing and does not resolve this issue.				Reviewer Comment (2024-06-18): VVOE received and meets guideline requirements Buyer Comment (2024-06-18): Please review the VOE and guidelines	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395940		3158528394		30784362			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to, missing borrower verification of employment within ([Redacted]) days of closing, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-18): VVOE received and meets guideline requirements Buyer Comment (2024-06-18): Please review VOE and guidelines	06/18/2024			1	B	A	C	A	B	A	C	A	B	A		NV	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395940		3158528394		30784363			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to, missing borrower verification of employment within ([Redacted]) days of closing.				Reviewer Comment (2024-06-18): VVOE received and meets guideline requirements Buyer Comment (2024-06-18): Please review VOE and guidelines	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395940		3158528394		30784391			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to, missing borrower verification of employment within ([Redacted]) days of closing.				Reviewer Comment (2024-06-18): VVOE received and meets guideline requirements Buyer Comment (2024-06-18): Please review VOE and guidelines	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395940		3158528394		30784403			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Waterfall finding due to, missing borrower verification of employment within ([Redacted]) days of closing.				Reviewer Comment (2024-06-18): VVOE received and meets guideline requirements Buyer Comment (2024-06-18): Please review VOE and guidelines	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395941		3158528395		30762129			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee. The cure provided at closing ($[Redacted]) is insufficient to address the tolerance violation.				Reviewer Comment (2024-06-24): SitusAMC received attestation letter from the seller and it was confirmed that the Survey fee service was shopped by the borrower and not selected the provider from the list. Buyer Comment (2024-06-21): Please see LOX from lender survey fee was not a requirement of loan therefore should not be held to tolerance	06/24/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395941		3158528395		30762161			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		The file is missing a copy of the Lenders Initial 1003.				Reviewer Comment (2024-06-17): initial 1003 received Buyer Comment (2024-06-17): Please review initial 1003 attached	06/17/2024			1	B	A	B	A	B	A	B	A	B	A		MO	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395942		3158528396		30744273			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. All of the Initial escrow payment was paid by the seller at closing. This is an EV2 graded condition.				Reviewer Comment (2024-06-21): client accepts finding as EV2 Buyer Comment (2024-06-21): EV2 accepted.			06/21/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395944		3158528398		30689095			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-04): Sufficient Cure Provided At Closing		06/04/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395944		3158528398		30689096			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-04): Sufficient Cure Provided At Closing		06/04/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395945		3158528400		30688184			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-06-05): PDI with inspection date of [Redacted] , shows no damage to subject property Buyer Comment (2024-06-05): Please review PDI	06/05/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395946		3158528401		30691888			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to loan failing points and fees, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-06): initial rate information received Buyer Comment (2024-06-06): Please review screenshot for QM section of lender test for rate Buyer Comment (2024-06-06): Please review lender test for QM	06/06/2024			1	B	A	C	A	B	A	C	A	B	A		MT	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395946		3158528401		30691889			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted](an overage of [Redacted]or .[Redacted]%).	Please provide undiscounted rate and price of the undiscounted rate to retest.				Reviewer Comment (2024-06-06): initial rate information received	06/06/2024			1	C	A	C	A	C	A	C	A	C	A		MT	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395948		3158528410		30772529			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided.				Reviewer Comment (2024-06-25): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Buyer Comment (2024-06-24): Please review attached evidence of cure PCCD, refund, letter , proof of delivery		06/25/2024		2	C	B	C	B	C	B	C	B	C	B		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395950		3158528412		30683947			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-06-03): Sufficient Cure Provided At Closing		06/03/2024		1	A	A	A	A	A	A	A	A	A	A		MD	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395952		3158528414		30685284			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to asset issues, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-05): sufficient asset documentation received	06/05/2024			1	B	A	C	A	B	A	C	A	B	A		SC	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395952		3158528414		30685285			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the asset issues.				Reviewer Comment (2024-06-05): sufficient asset documentation received	06/05/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395952		3158528414		30685308			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the asset issues..				Reviewer Comment (2024-06-05): sufficient asset documentation received	06/05/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395952		3158528414		30686184			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		The borrowers do not have sufficient funds verified to close in file. The AUS results indicate a gift of $[Redacted] as an asset; however, the file did not contain any gift documentation (IE: gift letter, evidence of receipt of the funds, etc.).				Reviewer Comment (2024-06-05): sufficient asset documentation received Buyer Comment (2024-06-05): Please see attached evidence of receipt of the funds.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395952		3158528414		30686232			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		The borrowers do not have sufficient funds verified to close and cover required reserves in file. The AUS results indicate a gift of $[Redacted] as an asset; however, the file did not contain any gift documentation (IE: gift letter, evidence of receipt of the funds, etc.).				Reviewer Comment (2024-06-05): sufficient asset documentation received Buyer Comment (2024-06-05): See attached doc	06/05/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395952		3158528414		30686233			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		The borrowers do not have sufficient funds verified to cover the required reserves in file. The AUS results indicate a gift of $[Redacted] as an asset; however, the file did not contain any gift documentation (IE: gift letter, evidence of receipt of the funds, etc.).				Reviewer Comment (2024-06-05): sufficient asset documentation received Buyer Comment (2024-06-05): See attached doc.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395953		3158528416		30690603			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	The file is missing the [Redacted] statement required to verify the asset.				Reviewer Comment (2024-06-06): asset documentation received Buyer Comment (2024-06-06): Please see attached [Redacted] Statement	06/06/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395953		3158528416		30692050			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the missing due to the missing [Redacted] nd month [Redacted] statement, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-06): asset documentation received Buyer Comment (2024-06-06): See attached docs	06/06/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395953		3158528416		30692051			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing [Redacted]nd month [Redacted] statement.				Reviewer Comment (2024-06-06): asset documentation received Buyer Comment (2024-06-06): See attached docs	06/06/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395953		3158528416		30692055			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing [Redacted]nd month [Redacted] statement				Reviewer Comment (2024-06-06): asset documentation received Buyer Comment (2024-06-06): See attached docs	06/06/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395953		3158528416		30692058			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Asset documentation requirements not met due to the missing [Redacted]nd month [Redacted] statement				Reviewer Comment (2024-06-06): asset documentation received Buyer Comment (2024-06-06): Please see attached [Redacted] Stmt	06/06/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395957		3158528421		30688259			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [Redacted] ([Redacted]) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-06-05): appraisal acknowledgement received Buyer Comment (2024-06-05): Please see Appraisal receipt.	06/05/2024			1	B	A	B	A	B	A	B	A	B	A		TN	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395958		3158528422		30784136			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-06-13): Sufficient Cure Provided within 60 Days of Closing		06/13/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395963		3158528431		30762439			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [Redacted] ([Redacted]) business days prior to consummation.	Evidence of receipt of appraisal dated[Redacted]within [Redacted] ([Redacted]) business days prior to consummation was not provided in the file and no evidence of a waiver was provided.				Reviewer Comment (2024-06-17): appraisal delivery received Buyer Comment (2024-06-17): See confirmation of Appraisal report.	06/17/2024			1	B	A	B	A	B	A	B	A	B	A		GA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395963		3158528431		30791945			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-14): Sufficient Cure Provided At Closing		06/14/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395966		3158528436		30683755			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [Redacted] ([Redacted]) business days prior to consummation.	Appraisal sent on [Redacted]. Default receipt date is [Redacted], which is less than [Redacted] business days prior to Note date ([Redacted]). Borrower's acknowledgment of receipt not provided.				Reviewer Comment (2024-06-05): appraisal acknowledgement received Buyer Comment (2024-06-05): Please see Appraisal receipt.	06/05/2024			1	B	A	B	A	B	A	B	A	B	A		VA	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395969		3158528442		30682518			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [Redacted] ([Redacted]) business days prior to consummation.	Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2024-06-05): evidence of appraisal delivery received Buyer Comment (2024-06-05): see attached Buyer Comment (2024-06-05): Please see Appraisal receipt.	06/05/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395969		3158528442		30682525			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-03): Sufficient Cure Provided At Closing		06/03/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395969		3158528442		30682526			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-03): Sufficient Cure Provided At Closing		06/03/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395972		3158528452		30684968			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the appraisal indicated the estimated cost new is $[Redacted]. Based on hazard insurance coverage of $[Redacted] the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-06-11): RCE received. insurance coverage is acceptable Buyer Comment (2024-06-11): Please see attached Replacement Cost Estimator.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395972		3158528452		30685092			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Escrows changed after closing per post-closing Closing Disclosure issued on[Redacted].				Reviewer Comment (2024-06-05): PCCD received with matching information Buyer Comment (2024-06-05): Please see attached [Redacted] and [Redacted]	06/05/2024			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395972		3158528452		30685101			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the missing third party verification for one of the borrowers' businesses, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-05): income documentation received Buyer Comment (2024-06-05): see attached Income explanation	06/05/2024			1	B	A	C	A	B	A	C	A	B	A		MA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395972		3158528452		30687022			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current [Redacted]-Corp status using reasonably reliable third-party records.	Missing third party verification of business existence. Corporate loss included in qualifying income.				Reviewer Comment (2024-06-05): income documentation received Buyer Comment (2024-06-05): Please see Income Explanation for [Redacted] .	06/05/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395974		3158528456		30684577			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-06-05): AVM received and supports appraised value Buyer Comment (2024-06-05): See attached AVM	06/05/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Primary	Purchase		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395974	3158528456	30684814	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for income documentation for note receivable income with the business returns.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least[Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted] % less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-03): Universal Product Exception Form in file, exception approved with comp factors.			06/03/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395977		3158528461		30688524			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Due to a portion of the property tax escrows being disclosed as seller-paid, the total escrow amount on p.2, Section G of the final Closing Disclosure is $[Redacted]. The initial escrow payment disclosed on p.4 reflects all borrower-paid escrows ($[Redacted]). This is an EV2 grade exception.				Reviewer Comment (2024-06-05): client has accepted EV2 Buyer Comment (2024-06-05): Concur. Accept Grade [Redacted] Final Closing Disclosure Initial Escrow Payment By All Parties. Include Borrower and Seller.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395980		3158528464		30767345			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-06-20): PDI with inspection date of [Redacted], showing no damage to property has been received Buyer Comment (2024-06-20): See attached PDI	06/20/2024			1	C	A	C	A	C	A	C	A	C	A		MS	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395980		3158528464		30767694			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal report dated [Redacted] missing evidence of receipt.				Reviewer Comment (2024-06-17): appraisal delivery proof received Buyer Comment (2024-06-17): Appraisal receipt attached	06/17/2024			1	B	A	B	A	B	A	B	A	B	A		MS	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395980		3158528464		30767697			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Notice of Right to Cancel was not provided.				Reviewer Comment (2024-06-17): new construction property, RTC not required Buyer Comment (2024-06-17): new construction -Right to Cancel not a requirement	06/17/2024			1	C	A	C	A	C	A	C	A	C	A		MS	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395980		3158528464		30779784			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-13): Sufficient Cure Provided At Closing		06/13/2024		1	A	A	A	A	A	A	A	A	A	A		MS	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395981		3158528469		30685020			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Final Closing Disclosure provided on[Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. This is an EV2 graded exception.				Reviewer Comment (2024-06-05): client has accepted EV2 grade Buyer Comment (2024-06-05): Concur. Accept Grade [Redacted] The Final CD Initial Escrow Payment By All Parties. Include Borrower and Seller.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395982		3158528470		30688320			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-04): Sufficient Cure Provided At Closing		06/04/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395983		3158528471		30682564			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-06-06): PDI with inspection date of [Redacted] , showing no damage to subject property has been received Buyer Comment (2024-06-06): See attached PDI.	06/06/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395983		3158528471		30683289			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-					Reviewer Comment (2024-06-05): e-consent form received Buyer Comment (2024-06-05): Do not concur-Consent attached	06/05/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395984		3158528473		30686380			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted]is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Amount Financed disclosed on Final Closing Disclosure is $[Redacted]. Due Diligence Finance Charge is $[Redacted]. There is a variance of -$[Redacted].00. Discrepancy is caused by exclusion of the following fee(s) from lender's calculation: Title - [Redacted] - Lender ($[Redacted]).				Reviewer Comment (2024-06-13): [Redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD. Buyer Comment (2024-06-11): Please review evidence of refund attached : PCCD, letter proof of delivery, copy of refund check		06/13/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395984		3158528473		30686381			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance Charge disclosed on Final Closing Disclosure is $[Redacted]. Due Diligence Finance Charge is $[Redacted]. There is a variance of -$[Redacted].00. Discrepancy is caused by exclusion of the following fee(s) from lender's calculation: Title - [Redacted] - Lender ($[Redacted]).				Reviewer Comment (2024-06-13): [Redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD. Buyer Comment (2024-06-11): Please review evidence of refund attached : PCCD, letter proof of delivery, copy of refund check		06/13/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395985		3158528474		30749766			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee and no evidence of tolerance cure provided.				Reviewer Comment (2024-06-21): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (2024-06-20): Please review evidence of cure attached PCCD, copy of refund check, letter and proof of delivery		06/21/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395985		3158528474		30749769			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		The file is missing the copy of initial lender's 1003				Reviewer Comment (2024-06-17): initial 1003 received Buyer Comment (2024-06-17): Please review attached initial 1003's	06/17/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395986		3158528475		30683995			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Missing Notice of Right to Cancel. Subject loan is paying off construction loan.				Reviewer Comment (2024-06-05): not required for construction loan Buyer Comment (2024-06-05): Do not concur-Construction loan Notice of Right to Cancel not a requirement	06/05/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395986		3158528475		30683997			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Total [Redacted]% tolerance fees disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted]on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase(s). The cure provided at closing ($[Redacted]) is insufficient to address all tolerance violations.				Reviewer Comment (2024-06-06): [Redacted] received VCC for increase in fee. Buyer Comment (2024-06-05): Do not concur -attached letter change in circumstance forms	06/06/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395986		3158528475		30683998			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [redacted] exceeds tolerance of $51.00. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase. The cure provided at closing ($[Redacted]) is sufficient to address the violation but is insufficient to address all tolerance violations.				Reviewer Comment (2024-06-06): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-06-05): Do not concur- Final CD Category J. includes the $[Redacted] Closing Costs above legal limit -this is acceptable	06/06/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395986		3158528475		30702857			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-06): Sufficient Cure Provided At Closing		06/06/2024		1		A		A		A		A		A		VA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395988		3158528479		30749348			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and seller paid amounts. This is an EV2 graded condition.				Reviewer Comment (2024-06-18): client accepts EV2 grade Buyer Comment (2024-06-17): Concur. Final CD Initial Escrow Payment includes both borrower and non-borrower paid amounts. Accept Grade 2.			06/18/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395988		3158528479		30749349			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus 10% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Total of fees subject to 10% tolerance increased from $[Redacted] initially to $[Redacted] on the Final Closing Disclosure due to an increase in the Title Insurance Fee . File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issues.				Reviewer Comment (2024-06-21): SitusAMC received detailed rebuttal comment and supporting changed circumstances. Buyer Comment (2024-06-20): Loan Estimates attached -dispute 10% tolerance, Lender's Title Ins amount $[Redacted] ;Construction Loans we only require the Initial Loan Estimate to disclose a statement disclosing fees may change at any time prior to 60 days before consummation	06/21/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395988		3158528479		30749350			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal fee in the amount of $[Redacted] disclosed on the Initial Loan Estimate dated [Redacted] increased to $[Redacted] on the Final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issues.				Reviewer Comment (2024-06-21): valid COC in file	06/21/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395990		3158528481		30683983			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing.				Reviewer Comment (2024-06-03): Sufficient Cure Provided At Closing		06/03/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395993		3158528484		30695828			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted] Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-06-07): post-disaster inspection form received, inspected on [Redacted] , showing no damage to property Buyer Comment (2024-06-07): See attached PDI.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395995		3158528487		30762690			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	The third party verification of employment for the co-borrower was obtained on [Redacted], which is after the closing date of [Redacted].				Reviewer Comment (2024-06-14): VOE dated [Redacted] received Buyer Comment (2024-06-14): Please review attached VOE for [redacted]	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395996		3158528491		30761940			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-12): Sufficient Cure Provided At Closing		06/12/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395996		3158528491		30761962			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing documentation verifying HOA Dues for retained departure residence.				Reviewer Comment (2024-06-17): REO documentation received Buyer Comment (2024-06-17): REO- HOA verification attached	06/17/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395997		3158528494		30742454			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing tax certificate/verification for real-estate owned located at [Redacted], [Redacted].				Reviewer Comment (2024-06-13): tax info received for this REO property. Buyer Comment (2024-06-13): Do not concur-[Redacted] , [Redacted] , [Redacted] [[Redacted] Home] [Redacted] as confirmed via Credit Report HOI: [Redacted] /year policy ([Redacted] ) [$[Redacted] /year] Taxes: [Redacted] /year per statement ([Redacted] /year)	06/13/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395998		3158528495		30770063			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated PITIA months reserves of [Redacted] is less than Guideline PITIA months reserves of [Redacted]. The AUS results and the Final [Redacted] reflect [Redacted] [Redacted] accounts with [Redacted]; however, only one of the accounts was documented in the loan file.				Reviewer Comment (2024-06-17): additional asset documentation received, now showing sufficient assets in file Buyer Comment (2024-06-17): Please review Bank statement attached	06/17/2024			1	C	A	C	A	C	A	C	A	C	A		SD	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221395998		3158528495		30770071			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the insufficient reserves, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-17): additional asset documentation received, now showing sufficient assets in file Buyer Comment (2024-06-17): Bank statement attached	06/17/2024			1	B	A	C	A	B	A	C	A	B	A		SD	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221395998		3158528495		30770072			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the insufficient reserves.				Reviewer Comment (2024-06-17): additional asset documentation received, now showing sufficient assets in file Buyer Comment (2024-06-17): Bank statements	06/17/2024			1	C	A	C	A	C	A	C	A	C	A		SD	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396004		3158528503		30757765			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-11): Sufficient Cure Provided At Closing		06/11/2024		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396006	3158528505	30685269	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed Amount Financed Charges page (5) are $[Redacted]. Due diligence finance charges are $[Redacted]. There is a variance in the amount of $[Redacted] which appears to be the total of the Verification Fee of $[Redacted] and the Title - Sales Tax fees of $[Redacted].	Reviewer Comment (2024-06-25): SitusAMC received LOA.

Buyer Comment (2024-06-25): please review lender attestation

Reviewer Comment (2024-06-17): SitusAMC received lender information statingf fee is non-APR.  Please provide written document with lender attestation confirming the credit technology and verification fee is for credit report checks and verification pre-closing and does not include any charges for life of loan credit monitoring services. The underdisclosure amount is only for $[Redacted] verif/tech fee.

Buyer Comment (2024-06-13): Lender has confirmed the the Verification fee is non-apr fee as it is part of the credit report fee.- please confirm new amount finance tolerance amount.

Reviewer Comment (2024-06-07): EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]). (Final/[Redacted])

Reviewer Comment (2024-06-07): SitusAMC received lender information that Credit Tech & Verif fee is non-APR. We have revised calculation removing the sales tax from calculation, but need additional information on noted fee to confirm non-apr fee.  Please provide written document with lender attestation confirming the credit technology and verification fee is for credit report checks and verification pre-closing and does not include any charges for life of loan credit monitoring services.

Buyer Comment (2024-06-05): Do Not Concur - $[Redacted] Credit Verification/Additional Credit Report considered Non-APR similar to Credit Report and Sales Tax $[Redacted] confirmed associated the title insurance premium considered Non-APR - please confirm
																		06/25/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396006	3158528505	30685270	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed Amount Financed Charges page (5) are $[Redacted]. Due diligence finance charges are $[Redacted]. There is a variance in the amount of $[Redacted] which appears to be the total of the Verification Fee of $[Redacted] and the Title - Sales Tax fees of $[Redacted].	Reviewer Comment (2024-06-25): SitusAMC received LOA.

Buyer Comment (2024-06-25): attestation provided

Reviewer Comment (2024-06-07): EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Final/[Redacted])
																		06/25/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396006		3158528505		30693142			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-04): Sufficient Cure Provided At Closing		06/04/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396006		3158528505		30942830			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Technology and Verification Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at close.				Reviewer Comment (2024-06-25): Sufficient Cure Provided At Closing		06/25/2024		1		A		A		A		A		A		WA	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396007		3158528509		30740807			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-10): Sufficient Cure Provided At Closing		06/10/2024		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396008		3158528510		30682441			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing verification of property tax obligation on [Redacted] .				Reviewer Comment (2024-06-05): evidence of taxes received Buyer Comment (2024-06-05): Please review -[Redacted] ONLY TAX ESTIMATE FOR [Redacted] used [Redacted] $[Redacted] /[Redacted] = $[Redacted] /MO USING [Redacted] FOR PROOF OWNED F&C.	06/05/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396008		3158528510		30682733			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	Verification of employment was obtained on [Redacted] which is more than [Redacted] business days prior to the Note date ([Redacted]).				Reviewer Comment (2024-06-05): updated paystub within [Redacted] days of closing received Buyer Comment (2024-06-05): Please review acceptable pay stub with paid thru date within [Redacted] days of the note date in lieu of VOE	06/05/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396009		3158528512		30739681			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to shortage of required reserves, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-14): agree, not utilizing the retirement funds, borr has [Redacted] months of reserves, which is acceptable	06/14/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396009		3158528512		30747160			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Based on asset documentation in file, verified assets total $[Redacted]. With funds required to bring to closing of $[Redacted], plus the down payment/deposit of $[Redacted], total funds to be verified is $[Redacted]. Additionally, guidelines require [Redacted] months of reserves for this loan ($[Redacted]), and there are only [Redacted] months of reserves verified ($[Redacted]). Shortage is due to exclusion of outstanding 401(k) loan disclosed on [Redacted] statement.				Reviewer Comment (2024-06-14): agree, not utilizing the retirement funds, borr has [Redacted] months of reserves, which is acceptable Buyer Comment (2024-06-14): Dispute -The retirement assets were not being utilized for cash to close or reserves. This reduces the reserve requirement from twelve months to six months (remaining available for reserves $[Redacted] / $[Redacted] PITIA = [Redacted] months) which were verified in file.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396009		3158528512		30747175			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to shortage of required reserves.				Reviewer Comment (2024-06-14): agree, not utilizing the retirement funds, borr has [Redacted] months of reserves, which is acceptable	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396011		3158528514		30749830			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-11): Sufficient Cure Provided At Closing		06/11/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396013		3158528516		30756247			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-06-21): PDI received, showing no damage to subject property Buyer Comment (2024-06-21): Please see attached disaster inspection.	06/21/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase		C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396013	3158528516	30756580	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Condo questionnaire fee in the amount of $[Redacted] was initially added with a valid Change of Circumstance (COC); however, when the fee was increased by $[Redacted] to the final amount of $[Redacted], the reason on the COC was valid, but the re-disclosure on [Redacted] did not meet the timing requirement and as such, the increase is not considered valid. The tolerance cure due is $[Redacted]. This cure would be inclusive of the $[Redacted] cure needed for the Total of Payments underdisclosure --- the total cure to correct both issues is $[Redacted].	Reviewer Comment (2024-06-25): PCCD, LOX, and refund check provided for $[Redacted]

Buyer Comment (2024-06-25): please review refund

Reviewer Comment (2024-06-19): There is a valid COC (change in what Fannie deems permissible for Condo Questionnaire), the revised disclosure reflecting the increase was issued on [Redacted] which is > 3 days from COC date of [Redacted] (based on docs in file Doc ID 0675, 0387 & 0177.

Reviewer Comment (2024-06-19): SitusAMC received rebuttal, on LE and CD fee was disclosed on sec H however on PCCD fee moved to sec B. If fee was not required, fee should be disclosed on sec H of CD. Corrected PCCD & LOE is required or cure is required.

Buyer Comment (2024-06-18): Please advise why the CIC issued on [Redacted] for the 2nd Condo fee increase did not meet the timing requirements. The CIC for the increase was issued on [Redacted] fee was listed on the LE issued [Redacted]. Please review section H of LE [Redacted]
																			06/25/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396013		3158528516		30756962			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated total of payments of $[Redacted] which exceeds the $[Redacted] threshold.	Total of Payments inaccuracy was corrected on the Post Close Closing Disclosure (PCCD); however, to complete the cure the following items are still needed: 1) a letter of explanation to the borrower, 2) proof of delivery of the PCCD, and 3) a copy of the refund check for the underdisclosed amount. The $[Redacted] cure for this will also cover the $405 cure required for the tolerance violation on the Condo Questionnaire fee.				Reviewer Comment (2024-06-25): A PCCD, refund check, and LOX for $[Redacted] has been received. Need an additional PCCD, refund check and LOX for the remaining $[Redacted] to resolve this issue. Buyer Comment (2024-06-25): please review refund				3	C	C	C	C	C	C	C	C	C	C		TX	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396016		3158528520		30796623			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-14): Sufficient Cure Provided At Closing		06/14/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396017		3158528522		30749192			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial [Redacted] not provided in the file.				Reviewer Comment (2024-06-14): initial [Redacted] received, [Redacted] Buyer Comment (2024-06-14): please review initial [Redacted]	06/14/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396019	3158528528	30770444	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus 10% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee Total in the amount of $[Redacted] disclosed on the Initial Loan Estimate dated [Redacted] increased to $[Redacted] on the Final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.	Reviewer Comment (2024-06-20): LE rounding for [Redacted] acceptable

Buyer Comment (2024-06-20): also a valid CIC for recording fee change

Buyer Comment (2024-06-20): Do Not Concur - Please Escalate for additional review - Unable to include cents ([Redacted]) on LE - that is why [Redacted]  tolerance is allowable ( anything over [Redacted] would require a cure )

Reviewer Comment (2024-06-19): SitusAMC received rebuttal, however we require cure of $[Redacted] to cure the exception. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2024-06-17): The difference is [Redacted] and this is an allowable tolerance
																		06/20/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396022		3158528531		30748334			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-06-17): PDI received Buyer Comment (2024-06-17): See attached PDI	06/17/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396023		3158528532		30775763			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the missing third party verifications for three of the qualifying businesses, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-20): confirmed, removal of consideration of the income from these three sources provided an acceptable DTI ratio	06/20/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396023		3158528532		30775764			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	The file is missing the third-party verification for [Redacted].				Reviewer Comment (2024-06-20): confirmed, removal of consideration of the income from these three sources provided an acceptable DTI ratio Buyer Comment (2024-06-20): Do Not Concur -Removal of qualifying income from [Redacted], [Redacted] and [Redacted] results in DTI of [Redacted]% which is still within 3% tolerance threshold	06/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396023		3158528532		30775765			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	The file is missing the third-party verification for [Redacted].				Reviewer Comment (2024-06-20): confirmed, removal of consideration of the income from these three sources provided an acceptable DTI ratio	06/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396023		3158528532		30775766			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	Loan file is missing a third party verification for [Redacted].				Reviewer Comment (2024-06-20): confirmed, removal of consideration of the income from these three sources provided an acceptable DTI ratio	06/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396023		3158528532		30783684			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing third party verifications for three of the qualifying businesses.				Reviewer Comment (2024-06-20): confirmed, removal of consideration of the income from these three sources provided an acceptable DTI ratio	06/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396023		3158528532		30783695			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Income documentation requirements not met due to the missing third party verifications for three of the qualifying businesses.				Reviewer Comment (2024-06-20): confirmed, removal of consideration of the income from these three sources provided an acceptable DTI ratio	06/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396023		3158528532		30783704			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing third party verifications for three of the qualifying businesses.				Reviewer Comment (2024-06-20): confirmed, removal of consideration of the income from these three sources provided an acceptable DTI ratio	06/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396023		3158528532		30783709			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file is missing the third party verifications for three of the qualifying businesses.				Reviewer Comment (2024-06-20): confirmed, removal of consideration of the income from these three sources provided an acceptable DTI ratio Buyer Comment (2024-06-20): Removal of qualifying income from [Redacted], [Redacted] and [Redacted] results in DTI of [Redacted]% which is still within 3% tolerance threshold	06/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396025		3158528536		30775751			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within [Redacted] ([Redacted]) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Loan Estimate not delivered to Borrower(s) within [Redacted] ([Redacted]) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided prior to borrower's consent to receive electronic disclosures. The earliest borrower's consent E-Sign Disclosure Agreement in the file is for the date of [Redacted].				Reviewer Comment (2024-06-18): [Redacted] received rebuttal comment with disclosures tracking details econsent dated on [Redacted]. Buyer Comment (2024-06-17): Please review disclosure tracking that indicated econsent received [Redacted]	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396026		3158528537		30747473			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-10): Sufficient Cure Provided At Closing		06/10/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396027		3158528540		30747060			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The Initial Escrow Account Disclosure signed at closing indicated an initial deposit of $[Redacted] which matched the Section G charges on the Closing Disclosure (CD) signed at closing; however, the Post Closing CD reflected Section G charges of $[Redacted] which no longer matched the Escrow Account Disclosure and an updated Disclosure was not found in the file. This is an EV2 condition.				Reviewer Comment (2024-06-14): updated initial escrow account disclosure received Buyer Comment (2024-06-14): please review updated iead	06/14/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396027		3158528540		30794184			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	updated [Redacted] received				Reviewer Comment (2024-06-14): Sufficient Cure Provided At Closing		06/14/2024		1		A		A		A		A		A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396029		3158528544		30785455			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.						06/17/2024			1	B	A	B	A	B	A	B	A	B	A		NV	Primary	Purchase		C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396029		3158528544		30785456			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.						06/17/2024			1	B	A	B	A	B	A	B	A	B	A		NV	Primary	Purchase		C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396029		3158528544		30785459			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.						06/17/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase		C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396029		3158528544		30785644			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [Redacted] are underdisclosed.									3	C	C	C	C	C	C	C	C	C	C		NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396029		3158528544		30792213			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.						06/17/2024			1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396029		3158528544		30792214			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.						06/17/2024			1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase		C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396031		3158528547		30762514			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing verification of HOA documentation for real-estate owned property located at [Redacted], [Redacted].				Reviewer Comment (2024-06-18): proof of no HOA dues received Buyer Comment (2024-06-18): None per [Redacted].com; [Redacted].com or [Redacted].com	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396036		3158528553		30746669			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the appraisal indicated the estimated cost new was not provided, but the appraised value of the home is $[Redacted] . Based on hazard insurance coverage of $[Redacted] plus extended coverage of $[Redacted], for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-06-20): RCE received, showing existing coverage is sufficient. Buyer Comment (2024-06-20): Please review uploaded Replacement Cost Estimate indicating replacement cost of $[Redacted]k	06/20/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396037		3158528557		30742393			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The loan amount changed after issuance of title commitment. The final title policy is not provided for review.				Reviewer Comment (2024-06-14): final title policy received Buyer Comment (2024-06-14): Please review uploaded Final Master Settlement Statement reflecting title coverage of $[Redacted]	06/14/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396039		3158528560		30756342			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		Missing complete copy of PUD Rider to security instrument. File is missing page 1 of 3.				Reviewer Comment (2024-06-20): all pages of PUD rider received Buyer Comment (2024-06-20): Please review uploaded PUD Rider.	06/20/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396042		3158528564		30749643			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-11): Sufficient Cure Provided At Closing		06/11/2024		1	A	A	A	A	A	A	A	A	A	A		IL	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396044		3158528566		30784246			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing Tax Certificate/verification for real-estate owned property located at [Redacted], [Redacted], [Redacted].				Reviewer Comment (2024-06-18): mtg statement for the REO received, [Redacted] Buyer Comment (2024-06-18): Please review uploaded mortgage statement.	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396045		3158528568		30761907			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after [Redacted] declared end date.				Reviewer Comment (2024-06-13): PDI received	06/13/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396048		3158528573		30809771			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-17): Sufficient Cure Provided At Closing		06/17/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396060		3158528597		30770315			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for borrower income due to borrower being an assistant coach in the [Redacted] with less than [Redacted] yrs continuance on contract at time of loan. Exception approved, with comp factors.	The qualifying DTI on the loan is at least [Redacted] % less than the guideline maximum. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted] . Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted] The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	• Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-17): Universal Product Exception Form in file, exception approved with comp factors.			06/17/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396063		3158528602		30767826			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. A post-disaster inspection is required indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-06-18): PDI received	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396064		3158528603		30778048			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2024-06-18): PDI received	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396065		3158528605		30690574			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Missing final signed [Redacted].				Reviewer Comment (2024-06-14): final [Redacted] received Buyer Comment (2024-06-14): Do Not Agree, Loan application received at closing	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		PA	Primary	Purchase		D	B	C	B	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396065		3158528605		30690575			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		Missing signed Note.				Reviewer Comment (2024-06-06): copy of signed Note received Buyer Comment (2024-06-06): Please see attached signed Note	06/06/2024			1	D	A	D	A	D	A	D	A	D	A		PA	Primary	Purchase		D	B	C	B	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396065		3158528605		30692458			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI exceeding guideline. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		PA	Primary	Purchase		D	B	C	B	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396065		3158528605		30692465			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to DTI exceeding guideline. Approved lender exception is provided.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		PA	Primary	Purchase		D	B	C	B	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396066		3158528607		30691475			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-06-18): final title policy received, showing correct loan amount coverage Buyer Comment (2024-06-17): Title Policy Received Post Close	06/18/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		D	A	B	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396066		3158528607		30691477			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received Buyer Comment (2024-06-11): See attached CDA.	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	A	B	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396067		3158528609		30690951			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].00.	Lender Credits in the amount of $[Redacted] disclosed on Initial Loan Estimate dated [Redacted] decreased to $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-06-10): [Redacted] received valid changed circumstance and additional information. Buyer Comment (2024-06-06): Do not concur. Lender Credit was due to premium pricing/negative discount points. Loan amount decrease with Rate increase occurred [Redacted] cause increase to discount points, removing premium pricing/negative discount points. Lender Credit/negative discount points removal disclosed on LE V2 [Redacted]	06/10/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396067		3158528609		30690953			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee Total in the amount of $[Redacted] disclosed on Initial Loan Estimate dated [Redacted] increased to $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issues.				Reviewer Comment (2024-06-07): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-06-06): Do not concur. Initial fees included in [Redacted] % tolerance fees were $[Redacted] . With allotted [Redacted] % increase, baseline was $[Redacted] Final fee amount was $[Redacted] , $[Redacted] over tolerance. Cure in the amount of $[Redacted] was provided at closing.	06/07/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396067	3158528609	30691206	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in the file for lender exception of Loan Amount (conforming). Exception approved with comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted] %.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396067	3158528609	30691685	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for employment with a start date post-close. Exception approved with comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted] %.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396067		3158528609		30745270			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted] Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure at closing				Reviewer Comment (2024-06-10): Sufficient Cure Provided At Closing		06/10/2024		1		A		A		A		A		A		CO	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396068		3158528612		30699864			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI Ratio . Exception approved with comp factors	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has owned the subject property for at least [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396068		3158528612		30699865			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-05): Sufficient Cure Provided At Closing		06/05/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396068		3158528612		30699866			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-05): Sufficient Cure Provided At Closing		06/05/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396068		3158528612		30699868			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI Ratio . Exception approved with comp factors	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has owned the subject property for at least [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396069		3158528613		30690225			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received Buyer Comment (2024-06-11): See attached CDA.	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396069		3158528613		30690523			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within [Redacted] ([Redacted]) business days of application.	The disclosure was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted] This is a waterfall condition for the property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-06-06): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-06): Do not concur. Please see document [Redacted] . Regardless of property not identified until [Redacted] , [Redacted] did issue this document [Redacted] at the time of credit-only application	06/06/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396069	3158528613	30690524	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-06): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-06): Initial LE was not required until[Redacted] Loan was [Redacted] /"Credit Only" and did not have all of the [Redacted]  data elements required to create an LE. Purchase Contract was received [Redacted]  and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted] . Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [redacted] was not made aware of purchase property street address until [Redacted]  when sales contract was received
																		06/06/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396069		3158528613		30692131			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-04): Sufficient Cure Provided At Closing		06/04/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396071		3158528617		30694863			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to points and fees failure, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-06): undiscounted rate and price received	06/06/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396071		3158528617		30694864			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted] (an overage of $[Redacted]or .[Redacted]%).	The loan file is missing the undiscounted rate and undiscounted rate price (in points) to further test the loan for bona fide points and fees.				Reviewer Comment (2024-06-06): undiscounted rate and price received Buyer Comment (2024-06-06): Please see attached undiscounted rate and bona fide points data	06/06/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396071		3158528617		30694891			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements				Reviewer Comment (2024-06-11): CDA received Buyer Comment (2024-06-11): See attached CDA	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396071		3158528617		30699871			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-06-05): Sufficient Cure Provided within [Redacted] Days of Closing		06/05/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396071		3158528617		30699872			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-06-05): Sufficient Cure Provided within [Redacted] Days of Closing		06/05/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396072		3158528618		30689314			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The commitment title report in file disclosed $[Redacted] of title insurance Coverage; however, this is less than the loan amount of $[Redacted]. Need updated title commitment or final title showing correct loan amount coverage.				Reviewer Comment (2024-06-18): final title policy received with corrected loan amount coverage Buyer Comment (2024-06-18): Title Policy received post close per procedures	06/18/2024			1	B	A	B	A	B	A	B	A	B	A		GA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396072		3158528618		30689560			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within [Redacted] ([Redacted]) business days of application.	Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within [Redacted] ([Redacted]) business days of application. This is a waterfall finding to the LE timing issue condition.				Reviewer Comment (2024-06-06): proof of disclosure delivery received Buyer Comment (2024-06-06): Do not concur. Please see document [Redacted]. Regardless of property not identified until [Redacted], [Redacted] did issue this document[Redacted], prior to property identification	06/06/2024			1	B	A	B	A	B	A	B	A	B	A		GA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396072	3158528618	30689561	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted] The property was not identified [Redacted]..; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-06): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-06): Initial LE was not required until [Redacted]. Loan was [Redacted]/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/06/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396072		3158528618		30691525			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Income calculation to allow a [Redacted] months average using [Redacted] and [Redacted] P&L . Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396073	3158528619	30695781	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Disclosed Finance Charges are [Redacted] Due Diligence Finance Charges are $$[Redacted] ,There is a variance of $[Redacted]. Unable to determine what fees the lender included in the finance charges, due to an itemization of amount financed was not provided.	Reviewer Comment (2024-06-18): [Redacted] received er of Explanation, Proof of Delivery, Corrected CD.

Buyer Comment (2024-06-14): Please see attached PCCD, Refund, and proof of shipping

Reviewer Comment (2024-06-10): [Redacted] received rebuttal that ID Verification fee and Title-Mobile Signing fee are not finance charges.  Regarding the Title-Mobile Signing fee: While notary fees are excluded fron finance charges and APR calculations, only the notary fee portion is excludable but signing fees and mobile services are not and these would be included as finance charges.  Commentary to Regulation Z 1026.4(e)(1) provides: 1. Notary fees. In order for a notary fee to be excluded under 1026.4(e)(1), all of the following conditions must be met: The document to be notarized is one used to perfect release, or continue a security instrument and the document is required by law to be notarized.  iii. A notary is considered a public official under applicable law.  If lender/notary can provide documentation identifying which portion of charge is for notarizing documents, we can exclude this portion from finance charges.   As for the ID Verification fee, based on fee name, it appears this would be a lender required and not related the appraisal or Credit Report type [Redacted] fees.  Lender can provide an attestation as to the purpose of this fee in order to determine if a [Redacted] fee or a finance charge.  Cure would be Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure (which can utillze the higher Finance Charge violation of $[Redacted] and proof of mailing.

Buyer Comment (2024-06-06): Do not concur. [Redacted] is including ID Verification Fee of $[Redacted] and Title - Signing Fee of $[Redacted] in amount financed and should not be.
																			06/18/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396073	3158528619	30695782	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Disclosed Finance Charges are [Redacted] Due Diligence Finance Charges are $$[Redacted] ,There is a variance of $[Redacted]. Unable to determine what fees the lender included in the finance charges, due to an itemization of amount financed was not provided.	Reviewer Comment (2024-06-18): [Redacted] received PCCD, LOE, Copy of refund check and proof of mailing.

Reviewer Comment (2024-06-18): [Redacted] received er of Explanation, Proof of Delivery, Corrected CD.

Buyer Comment (2024-06-14): Please see attached PCCD, Refund, and proof of shipping

Reviewer Comment (2024-06-10): [Redacted] received rebuttal that ID Verification fee and Title-Mobile Signing fee are not finance charges.  Regarding the Title-Mobile Signing fee: While notary fees are excluded fron finance charges and APR calculations, only the notary fee portion is excludable but signing fees and mobile services are not and these would be included as finance charges.  Commentary to Regulation Z 1026.4(e)(1) provides: 1. Notary fees. In order for a notary fee to be excluded under 1026.4(e)(1), all of the following conditions must be met: The document to be notarized is one used to perfect release, or continue a security instrument and the document is required by law to be notarized.  iii. A notary is considered a public official under applicable law.  If lender/notary can provide documentation identifying which portion of charge is for notarizing documents, we can exclude this portion from finance charges.   As for the ID Verification fee, based on fee name, it appears this would be a lender required and not related the appraisal or Credit Report type [Redacted] fees.  Lender can provide an attestation as to the purpose of this fee in order to determine if a [Redacted] fee or a finance charge.  Cure would be Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $[Redacted] and proof of mailing.

Buyer Comment (2024-06-06): Do not concur. [Redacted] is including ID Verification Fee of $[Redacted] and Title - Signing Fee of $[Redacted] in finance charge and should not be.
																			06/18/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396073	3158528619	30695783	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-06): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-06): Initial LE was not required until [Redacted]. Loan was [Redacted]/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/06/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396073		3158528619		30695793			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-06-05): Sufficient Cure Provided At Closing		06/05/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396074		3158528620		30695738			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing verification of Taxes				Reviewer Comment (2024-06-14): REO documentation received Buyer Comment (2024-06-14): see attached	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396074		3158528620		30695840			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had no risk score .				Reviewer Comment (2024-06-11): CDA received Buyer Comment (2024-06-11): See attached CDA.	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		NY	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396074		3158528620		30695886			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. Missing initial LE, which could resolve this issue.				Reviewer Comment (2024-06-10): resolved with docs received Buyer Comment (2024-06-06): see attached initial LE	06/10/2024			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase	Good faith redisclosure	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396074		3158528620		30695888			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [Redacted] ([Redacted]) business days prior to closing.	The only CD in file is the final CD. Need the initial CD and any subsequent CD's for fee testing.				Reviewer Comment (2024-06-10): [Redacted] received initial CD. Buyer Comment (2024-06-06): see attached CDs	06/10/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396074		3158528620		30695889			Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $[Redacted] may be required.	There are no LEs in file. Provide the initial and any subsequent LEs for testing.				Reviewer Comment (2024-06-10): resolved with docs received Buyer Comment (2024-06-06): Initial LE already attached Buyer Comment (2024-06-06): Please see attached CDs on file Buyer Comment (2024-06-06): Please see attached LEs	06/10/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396075		3158528621		30698732			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified [Redacted]..; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-06-06): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-06): Do not Concur. LE required [Redacted] and created on [Redacted] . Loan was [Redacted] up until this date then flipped to a purchase	06/06/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396076		3158528623		30691760			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-04): Sufficient Cure Provided At Closing		06/04/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396076		3158528623		30691804			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for lender exceptions of debt to income (DTI) significantly exceeding the guideline maximum of [Redacted]%.				Reviewer Comment (2024-06-06): Universal Product Exception Form in file, exception approved with comp factors. Reviewer Comment (2024-06-05): Pre-consummation lender exception with compensating factors to establish ability-to-repay in file			06/06/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396076		3158528623		30691812			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Waterfall finding due to, Universal Product Exception Form in file for lender exceptions of debt to income (DTI) significantly exceeding the guideline maximum of [Redacted]%.				Reviewer Comment (2024-06-06): Universal Product Exception Form in file, exception approved with comp factors. Reviewer Comment (2024-06-05): Pre-consummation lender exception with compensating factors to establish ability-to-repay in file			06/06/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396076		3158528623		30693059			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to, Universal Product Exception Form in file for lender exceptions of debt to income (DTI) significantly exceeding the guideline maximum of [Redacted]%.				Reviewer Comment (2024-06-05): Pre-consummation lender exception with compensating factors to establish ability-to-repay in file	06/05/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396076		3158528623		30693060			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to, Universal Product Exception Form in file for lender exceptions of debt to income (DTI) significantly exceeding the guideline maximum of [Redacted]%.				Reviewer Comment (2024-06-06): Universal Product Exception Form in file, exception approved with comp factors. Reviewer Comment (2024-06-05): Pre-consummation lender exception with compensating factors to establish ability-to-repay in file			06/06/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396077		3158528626		30699144			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified [Redacted]..; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-06-06): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-06): Do not Concur. LE required [Redacted] and created on [Redacted] . Loan was HBA up until this date then flipped to a purchase	06/06/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396078		3158528628		30692536			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Missing required flood certification.				Reviewer Comment (2024-06-14): flood cert received Buyer Comment (2024-06-14): see attached	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396078		3158528628		30692565			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP SSR in file had no risk score listed, which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received Buyer Comment (2024-06-11): See attached CDA	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396078		3158528628		30692733			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing required FACTA Disclosure.				Reviewer Comment (2024-06-06): FACTA disclosure received Buyer Comment (2024-06-06): Do not Concur. Factas located in [Redacted]	06/06/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396078		3158528628		30692734			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	Please provide the final Seller CD.				Reviewer Comment (2024-06-10): [Redacted] received Seller CD Buyer Comment (2024-06-06): Please see attached Seller CD	06/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396078		3158528628		30692735			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-06-06): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-06): Do not Concur. LE required and created on [Redacted] . Loan was [Redacted] up until this date then flipped to a purchase	06/06/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396078		3158528628		30692736			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-04): Sufficient Cure Provided At Closing		06/04/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396078		3158528628		30696568			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Missing copy of fully executed purchase agreement.				Reviewer Comment (2024-06-14): purchase contract received Buyer Comment (2024-06-14): see attached	06/14/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396079		3158528629		30688192			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].	Loan Credits in the amount of $[Redacted] disclosed on Loan Estimate dated [Redacted] decreased to $[Redacted]on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount of $[Redacted] but it was insufficient to cover the tolerance issue .				Reviewer Comment (2024-06-06): Tolerance violation cured at closing. Cured EV1-A. Reviewer Comment (2024-06-06): Exception cured at closing.		06/06/2024		1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396079	3158528629	30688365	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.	Reviewer Comment (2024-06-07): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-07): Initial LE was not required until [Redacted]  Loan was HBA/"Credit Only" and did not have all of the [Redacted]  data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/07/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396079	3158528629	30690654	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Forms in file for lender exceptions for the co-borrower's employment . Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396079	3158528629	30701702	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	• Universal Product Exception Form in file for lender exception to the minimum loan amount. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396080		3158528632		30693590			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided						Reviewer Comment (2024-06-14): flood cert received Buyer Comment (2024-06-14): Do Not Agree, Flood Cert received post closing	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396080		3158528632		30693630			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	The [Redacted] stock/mutual fund account was missing [Redacted] consecutive monthly statements to verify the balance as required by guidelines.				Reviewer Comment (2024-06-14): [Redacted] consecutive monthly statements for the [Redacted]account has been received Buyer Comment (2024-06-14): assets provided	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396080	3158528632	30693642	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted].00. Insufficient or no cure was provided to the borrower.	[Redacted]% tolerance was exceeded by $[Redacted] due to increase of recording fee. No valid COC provided and although a cure of $[Redacted] was reflected on the final Closing Disclosure, it was not sufficient.	Reviewer Comment (2024-06-11): [Redacted] received LOX for valid rebuttal response lieu of valid COC and Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.

Buyer Comment (2024-06-07): Do not concur. Initial Recording fees were $[Redacted] with an allotted tolerance baseline of $[Redacted]. Recording Fee increased on CD V4 [Redacted] to $[Redacted] without CIC and a cure of $[Redacted] was applied. POA was subsequently added [Redacted] disclosed on CD V5 [Redacted], adding POA Recording fee of $[Redacted]. $[Redacted] + $[Redacted] gives allotted fees of $[Redacted] and tolerance baseline of $[Redacted]. Cure of $[Redacted] provided to cover the difference of the $[Redacted] total fees

Reviewer Comment (2024-06-07): [Redacted] As per provided LOE baseline for recording fee is $[Redacted]; however, actual baseline for recording fee is $[Redacted]. Provide additional  Cure of $[Redacted]. Cure Consists of PCCD, LOE, Refund Check and Proof of Mailing.

Buyer Comment (2024-06-06): Do not concur. Baseline was at $[Redacted] (+ [Redacted]%) = $[Redacted]. Actual charged on CD was $[Redacted]. Cure already given back in the amount of $[Redacted] for section E tolerance overage.
																		06/11/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396080		3158528632		30697165			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to insufficient asset documentation, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-14): [Redacted] consecutive monthly statements for the [Redacted] account has been received Buyer Comment (2024-06-14): the assets have been provided	06/14/2024			1	B	A	C	A	B	A	C	A	B	A		NY	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396080		3158528632		30697166			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to insufficient asset documentation.				Reviewer Comment (2024-06-14): [Redacted] consecutive monthly statements for the [Redacted] account has been received Buyer Comment (2024-06-14): the asset docs have been provided	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396080		3158528632		30697338			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to insufficient asset documentation.				Reviewer Comment (2024-06-14): [Redacted] consecutive monthly statements for the [Redacted] account has been received Buyer Comment (2024-06-14): the asset documentation has been provided	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396080		3158528632		30697348			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Waterfall finding due to insufficient asset documentation.				Reviewer Comment (2024-06-14): [Redacted] consecutive monthly statements for the [Redacted] account has been received Buyer Comment (2024-06-14): see attached	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396081		3158528633		30692371			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-04): Sufficient Cure Provided At Closing		06/04/2024		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396081		3158528633		30693054			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing FACTA Disclosures for both borrowers.				Reviewer Comment (2024-06-06): FACTA disclosures received Buyer Comment (2024-06-06): Do not Concur. Factas located in EIV	06/06/2024			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396081	3158528633	30697207	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of [Redacted] Referral for recommendation for portfolio. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than[Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396083	3158528636	30699932	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of approved-exception request for Credit History. Exception approved with comp factors.	Borrower has been employed in the same industry for more than[Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396084		3158528637		30696564			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted] The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-06-06): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-06): Do not Concur. LE required and created on[Redacted] Loan was HBA up until this date then flipped to a purchase	06/06/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396085		3158528639		30688142			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received Buyer Comment (2024-06-11): See attached CDA	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		AZ	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396085		3158528639		30688325			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-06-06): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-06): Do not Concur. LE required [Redacted] and created on [Redacted]. Loan was HBA up until this date then flipped to a purchase	06/06/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	No Defined Cure	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396086		3158528642		30699279			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Income Calculation-Annuitization of Assets, DTI Ratio under [Redacted]%, co-borrower Tradelines/Thin File, Vesting/Collateral Issues five times loan amount in assets, Loan Amount under non-agency product and [Redacted] Referrals/decline due to HO6 waiver.	Borrower has owned the subject property for at least [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396086		3158528642		30699835			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of agency loan amount under non agency product.	Borrower has owned the subject property for at least [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396087	3158528644	30688676	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for co-borrower (Thin file credit/tradelines) and product/program restrictions due to lease (prior for co-borrower) no signed lease, letter from rental company signed; waiver of signed lease approved with thin credit. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		PA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396088		3158528651		30689005			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received Buyer Comment (2024-06-11): See attached CDA	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		IL	Primary	Purchase		D	B	B	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396088	3158528651	30690998	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	• Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		D	B	B	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396088	3158528651	30691046	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of [Redacted]% exceeds Guideline total debt ratio of [Redacted]%.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	• Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		D	B	B	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396089		3158528654		30695868			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		Waterfall finding for missing the appraisal from the loan file docs.				Reviewer Comment (2024-06-12): PDI with inspection date of [Redacted], showing no damage to property has been received Buyer Comment (2024-06-12): See attached PDI.	06/12/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Second Home	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396089		3158528654		30695881			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: 1		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. There was no UCDP SSR in file.				Reviewer Comment (2024-06-13): CDA received Buyer Comment (2024-06-13): See attached CDA.	06/13/2024			1	D	A	D	A	D	A	D	A	D	A		MD	Second Home	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396089		3158528654		30695896			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Missing required [Redacted] appraisal.				Reviewer Comment (2024-06-14): appraisal received Buyer Comment (2024-06-14): see attached appraisal	06/14/2024			1	D	A	D	A	D	A	D	A	D	A		MD	Second Home	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396089		3158528654		30696330			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].00.	Lender Credit disclosed as -$[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for decrease.				Reviewer Comment (2024-06-10): [Redacted] received evidence of valid changed circumstance. Buyer Comment (2024-06-06): Do not Concur. Valid CICs for Required fee change, Product, [Redacted], [Redacted] all occurred on [Redacted]. Final LE disclosed timely on [Redacted]. This is when Premium pricing changed to positive points.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396089		3158528654		30696331			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee and no evidence of tolerance cure provided.				Reviewer Comment (2024-06-10): [Redacted] received valid COC document. Buyer Comment (2024-06-06): Do not Concur. Valid CICs for Required fee change, Product, [Redacted], [Redacted] all occurred on [Redacted]. Final LE disclosed timely on 3[Redacted]	06/10/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396089	3158528654	30696332	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee and no evidence of tolerance cure provided.	Reviewer Comment (2024-06-19): [Redacted] received rebuttal and COC suffice.

Buyer Comment (2024-06-17): Re-inspection fee due to repairs to pier had not been completed at the time if initial appraisal

Reviewer Comment (2024-06-10): [Redacted] received Changed Circumstance dated [Redacted], but it does not give sufficient information on why the appraisal re-inspection fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-06-06): Do not Concur. Appraisal Fee exception and apprvalue CICs occurred on [Redacted]. Updated Appraisal fee disclosed on subsequent LE timely on [Redacted]
																		06/19/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396090		3158528656		30695371			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].	Lender Credit in the amount of $[Redacted]0 disclosed on the Initial Loan Estimate dated [Redacted] was not disclosed on the Final Closing disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-06-10): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-06): Do not Concur. Premium pricing changed into to positive Loan discount points on [Redacted] with Valid CICs of Initial Lock and LnPoints. Lev3 disclosed timely same day.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396090		3158528656		30695372			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Loan Estimate not delivered or placed in the mail to Borrower within [Redacted] business days of application. Initial Loan Estimate was issued on [Redacted] which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-06-10): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-06): Do not Concur. LE required and created on [Redacted]. Loan was HBA up until this date then flipped to a purchase same day.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396090		3158528656		30695374			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points in the amount of $[Redacted] was added to the Final Closing Disclosure dated [Redacted] . File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-06-10): [Redacted] received VCC dated [Redacted] and [Redacted]. Buyer Comment (2024-06-06): Do not Concur. Loan Discount points increased to $[Redacted] on CDv2 on [Redacted] with Valid CICs for Purchase price, required fee change, LnPoints, and LnRate. CDv2 disclosed timely on same day. Loan closed with these same points.	06/10/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396091	3158528657	30698508	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on[Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-07): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-07): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the  [Redacted] data elements required to create an LE. Purchase Contract was received  [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent  [Redacted]. Application Package documents from  [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase.  [Redacted] was not made aware of purchase property street address until  [Redacted] when sales contract was received
																		06/07/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	No Defined Cure	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396091		3158528657		30698559			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP SSR in file had a risk score of [Redacted] (CU), which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received Buyer Comment (2024-06-11): See attached CDA	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Second Home	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396092		3158528658		30693938			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-05): Sufficient Cure Provided At Closing		06/05/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396092	3158528658	30693941	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-07): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-07): Initial LE was not required until  [Redacted]. Loan was HBA/"Credit Only" and did not have all of the  [Redacted] data elements required to create an LE. Purchase Contract was received  [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent  [Redacted]. Application Package documents from  [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase.  [Redacted] was not made aware of purchase property street address until  [Redacted] when sales contract was received
																		06/07/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396092		3158528658		30693950			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	FACTA Disclosures not found in loan images.				Reviewer Comment (2024-06-07): FACTA disclosure received	06/07/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396093		3158528661		30688627			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount of $[Redacted] is less than the note amount of $[Redacted] based on the Preliminary in file.				Reviewer Comment (2024-06-18): final title policy with correct loan amount coverage received Buyer Comment (2024-06-17): Title Policy Received Post Close Per Procedures	06/18/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396093		3158528661		30688853			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate				Reviewer Comment (2024-06-18): [Redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD. Buyer Comment (2024-06-17): Please see PCCD and refund		06/18/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396093		3158528661		30688854			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold				Reviewer Comment (2024-06-18): [Redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD.		06/18/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396093		3158528661		30688856			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-06-14): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-14): Do not Concur. Initial LE was not Required until [Redacted]. The initial LE was created [Redacted]. Loan was HBA or "Credit Only" up until [Redacted] when it was flipped to Purchase. Entering Property address and obtaining the estimate of the property value completed the 6 data elements needed to require an LE.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396093		3158528661		30691993			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception related to employment. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396093		3158528661		30736661			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-07): Sufficient Cure Provided At Closing		06/07/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396093		3158528661		30736662			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-07): Sufficient Cure Provided At Closing		06/07/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396094	3158528664	30688527	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted] , which was more than [Redacted] business days after the application date of [Redacted] . The property was not identified [Redacted] .; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-07): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-07): Initial LE was not required until  [Redacted]. Loan was HBA/"Credit Only" and did not have all of the  [Redacted] data elements required to create an LE. Purchase Contract was received  [Redacted]and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent  [Redacted]. Application Package documents from  [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase.  [Redacted] was not made aware of purchase property street address until  [Redacted] when sales contract was received
																		06/07/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396094		3158528664		30688547			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The file is missing the a recent paystub for the co-borrower as required by the TURBO findings.				Reviewer Comment (2024-06-07): paystubs received Buyer Comment (2024-06-07): [Redacted] [Redacted] statement	06/07/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396094		3158528664		30691331			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the missing paystub for the co-borrower. resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-07): paystubs received	06/07/2024			1	B	A	C	A	B	A	C	A	B	A		CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396094		3158528664		30691332			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing paystub for the co-borrower.				Reviewer Comment (2024-06-07): paystubs received	06/07/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396094		3158528664		30691343			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing paystub for the co-borrower.				Reviewer Comment (2024-06-07): paystubs received	06/07/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396094		3158528664		30691345			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Income documentation requirements not met due to the missing recent paystub required by TURBO.				Reviewer Comment (2024-06-07): paystubs received	06/07/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396095		3158528665		30696775			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP SSR in file had a risk score of [Redacted] (CU), which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received Buyer Comment (2024-06-11): See attached CDA	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		CO	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396096		3158528669		30695735			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of PAG Decline Exception approved with comp factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396096		3158528669		30695795			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The file is missing paystubs for the current jobs of both borrowers as well as the [Redacted] and [Redacted] W2s for both borrowers as required by the AUS.				Reviewer Comment (2024-06-14): income docs, including paystubs and w2s received Buyer Comment (2024-06-14): see attached paystubs, w'2's and job offer letter (not asked for but is in file and not sure if [Redacted] has it)	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396096		3158528669		30695796			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The file is missing paystubs for the current jobs of both borrowers as well as the [Redacted] and [Redacted] W2s for both borrowers as required by the AUS.				Reviewer Comment (2024-06-14): income docs, including paystubs and w2s received Buyer Comment (2024-06-14): income docs have been provided	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396096		3158528669		30695820			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the missing income documentation, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-14): income docs, including paystubs and w2s received Buyer Comment (2024-06-14): income docs have been provided	06/14/2024			1	B	A	C	A	B	A	C	A	B	A		NY	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396096		3158528669		30695821			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	The file is missing paystubs for the current job as well as the [Redacted] and [Redacted] W2s as required by the AUS.				Reviewer Comment (2024-06-14): income docs, including paystubs and w2s received Buyer Comment (2024-06-14): income docs provided	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396096		3158528669		30695822			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Wages	General QM: Unable to verity income due to, missing W-2, Paystub, LES, ETS or WVOE.	The file is missing paystubs for the current job as well as the [Redacted] and [Redacted] W2s as required by the AUS.				Reviewer Comment (2024-06-14): income docs, including paystubs and w2s received Buyer Comment (2024-06-14): income docs provided	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396096		3158528669		30695823			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing income documentation.				Reviewer Comment (2024-06-14): income docs, including paystubs and w2s received Buyer Comment (2024-06-14): income docs provided	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396096		3158528669		30695824			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted].				Reviewer Comment (2024-06-18): [Redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD. Buyer Comment (2024-06-17): Please see PCCD and refund		06/18/2024		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396096		3158528669		30695825			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted].				Reviewer Comment (2024-06-18): [Redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD.		06/18/2024		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396096		3158528669		30695826			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-05): Sufficient Cure Provided At Closing		06/05/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396096		3158528669		30695878			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing income documentation.				Reviewer Comment (2024-06-14): income docs, including paystubs and w2s received Buyer Comment (2024-06-14): income docs provided	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396097		3158528673		30695017			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received Buyer Comment (2024-06-11): See attached CDA	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396097		3158528673		30695104			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing Verification of Insurance dues for the [Redacted], [Redacted], [Redacted].				Reviewer Comment (2024-06-14): REO documentation received Buyer Comment (2024-06-14): Property - [Redacted] - HOA $[Redacted]/yr + HOI $[Redacted]/yr + Tax [Redacted]/yr = $[Redacted]/mo	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396097		3158528673		30695499			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396097	3158528673	30695501	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on[Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]..; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-07): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-07): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/07/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396097		3158528673		30695513			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396097		3158528673		30695514			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of loan amount. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396097		3158528673		30696134			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Income Calculation-Annuitization of Assets, LTV due to Expanded annuitization limits LTV to [Redacted] and Credit History. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396097		3158528673		30753308			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-06-17): PDI received Buyer Comment (2024-06-17): see attached PDI,	06/17/2024			1		A		A		A		A		A		TX	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396098	3158528675	30694947	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The exception for [Redacted] decline is approved. Lender exception in file . Universal Product Exception Form in file for lender exceptions of [Redacted] decline/Referrals. Non-agency second home purchase in [Redacted] , current [Redacted] is in [Redacted] . Project is [Redacted] in [Redacted] without a [Redacted] approval but recommended this for portfolio consideration.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396099		3158528676		30702268			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted] , which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received Buyer Comment (2024-06-11): See attached CDA	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	C	B	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396099		3158528676		30702282			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Reviewer Comment (2024-06-07): FACTA disclosure received	06/07/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		D	B	C	B	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396099		3158528676		30706159			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of thin credit profile. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-13): Universal Product Exception Form in file, exception approved with comp factors. Reviewer Comment (2024-06-13): reopen Reviewer Comment (2024-06-06): Universal Product Exception Form in file, exception approved with comp factors.			06/13/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		D	B	C	B	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396100		3158528677		30689393			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted] , which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received Buyer Comment (2024-06-11): See attached CDA	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		AZ	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396101		3158528678		30713248			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		The file is missing the Visa or Passport to verify the borrowers Non-US Citizen Status.				Reviewer Comment (2024-06-25): permanent resident alien cards received Buyer Comment (2024-06-25): Please see attached Permanent Resident Alien cards Reviewer Comment (2024-06-21): Borrower - DocID0381 and Co-Borrower - DocID0380 each show on page 1 of the 1003 that the borrowers crossed out US Citizen and checked Permanent Resident Alien and initialed by those changes. These 1003's were both signed by the borrowers on [Redacted], which is the note date, so these appear to be the final 1003. Buyer Comment (2024-06-21): Both customers are US citizens 1003's are also marked as Us citizens	06/25/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396101	3158528678	30713257	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Co-borrower's Income documentation and Tradelines/ ThinFile. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-13): Universal Product Exception Form in file, exception approved with comp factors. Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/13/2024	2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396102		3158528679		30739186			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396102		3158528679		30739188			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted] The property was not identified [Redacted].; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-06-14): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-14): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396102	3158528679	30745992	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Income Documentation. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396103		3158528681		30695011			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.										2	B	B	B	B	B	B	B	B	B	B		NJ	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396104		3158528682		30712332			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP SSR in file had a risk score of [Redacted] , which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396104		3158528682		30712437			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-07): Sufficient Cure Provided At Closing		06/07/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396104		3158528682		30717906			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of product/program restrictions related to rental history verification. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	B	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396105	3158528684	30698881	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of loan amount of $[Redacted] is less than guideline minimum loan amount of $[Redacted]. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted]

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least[Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-05): Universal Product Exception Form in file, exception approved with comp factors.			06/05/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396105		3158528684		30714202			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted] . There was a FEMA disaster dated [Redacted] A post-disaster inspection is required indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-06-13): PDI with inspection date of [Redacted] showing no damage to property has been received Buyer Comment (2024-06-13): See attached PDI	06/13/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396105	3158528684	30825083	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions due to a PAG decline. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted]

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least[Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-18): Universal Product Exception Form in file, exception approved with comp factors.			06/18/2024	2		B		B		B		B		B		TX	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396106		3158528688		30694761			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted].00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-05): Sufficient Cure Provided At Closing		06/05/2024		1	A	A	A	A	A	A	A	A	A	A		PA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396107		3158528689		30698855			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted] which does not meet securitization requirements				Reviewer Comment (2024-06-11): CDA received Buyer Comment (2024-06-11): See attached CDA.	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Second Home	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396108		3158528690		30695107			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP SSR in file had a risk score of [Redacted] (CU), which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received Buyer Comment (2024-06-11): See attached CDA	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		CO	Second Home	Purchase		D	A	C	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396108		3158528690		30701941			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing mortgage statement for [Redacted] residence [Redacted] lien verifying P&I.				Reviewer Comment (2024-06-14): PITI verified Buyer Comment (2024-06-14): the first and [Redacted] mortgages are verified on the credit report, in addition please find the HOI and tax bill	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase		D	A	C	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396108		3158528690		30701942			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing required FACTA Disclosure(s).				Reviewer Comment (2024-06-07): FACTA disclosure received	06/07/2024			1	B	A	B	A	B	A	B	A	B	A		CO	Second Home	Purchase		D	A	C	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396109		3158528693		30695080			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	[Redacted] %tolerance was exceeded by $[Redacted] due to increase of Recording fee in CD. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-06-05): Sufficient Cure Provided At Closing		06/05/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396109	3158528693	30750931	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-11): Universal Product Exception Form in file, exception approved with comp factors.			06/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396109	3158528693	30751085	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-11): Universal Product Exception Form in file, exception approved with comp factors.			06/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396110		3158528696		30739054			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Tradelines/Thin File. Exception approved with comp factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396110		3158528696		30739085			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.		Missing evidence that hazard insurance was in force on or before disbursement. Effective date of insurance is [Redacted], which is after the disbursement date ([Redacted]).				Reviewer Comment (2024-06-18): updated HOI received, showing effective date equal to disbursement date Buyer Comment (2024-06-17): Do Not Agree, Insurance Effective Date is [Redacted]	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396110		3158528696		30739086			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP SSR in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		WA	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396111		3158528698		30694954			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted] .00.				Reviewer Comment (2024-06-11): [Redacted] received evidence of valid changed circumstance. Buyer Comment (2024-06-07): Do not Concur. CICs for Lnrate occurred on [Redacted] and points disclosed the same day. This is when premium pricing turned into positive discount points. Tax service fee is a lender credit given to the customer and was not part of the premium pricing	06/11/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396112	3158528701	30696810	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed Total of Amount Financed charges page (5) are $[Redacted]. Due diligence finance charges are $[Redacted]. There is a variance in the amount of $[Redacted].	Reviewer Comment (2024-06-18): HOA Status Letter fee excluded

Buyer Comment (2024-06-17): Per the Title Company- The status letter fee is a charge that Title collects per the HOA. It is required to get the status letter for the transaction. There are [Redacted] charges for this transaction because the initial request was terminated and [Redacted] letter orders became necessary to obtain the status.

Reviewer Comment (2024-06-11): [Redacted] received rebuttal that the courier fee in Section H is not a prepaid finance charge.  Fee name has been corrected to fee name disclosed as Upfront Status Letter Fee x [Redacted].  Though fee is in Section H, does not automatically make it a non-APR fee, the purpose of the service determines if a finance charge fee.  Unable to determine from fee name what the purpose of fee is.  Please provide a Lender Attestation giving the specific purpose of the fee in order to determine if can be removed from finance charge calculation.

Buyer Comment (2024-06-07): Do not Concur. [Redacted] is including the Courier fee within the prepaid fees but this fee is in section H and should not be included as a prepaid fee.
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396112	3158528701	30696811	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted]is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed Total of Finance charges page (5) are $[Redacted]. Due diligence finance charges are $[Redacted]. There is a variance in the amount of $[Redacted].	Reviewer Comment (2024-06-19): HOA Status Letter fee excluded

Buyer Comment (2024-06-17): Per the Title Company- The status letter fee is a charge that Title collects per the HOA. It is required to get the status letter for the transaction. There are [Redacted] charges for this transaction because the initial request was terminated and [Redacted] letter orders became necessary to obtain the status.

Reviewer Comment (2024-06-11): [Redacted] received rebuttal that the courier fee in Section H is not a prepaid finance charge.  Fee name has been corrected to fee name disclosed as Upfront Status Letter Fee x [Redacted].  Though fee is in Section H, does not automatically make it a non-APR fee, the purpose of the service determines if a finance charge fee.  Unable to determine from fee name what the purpose of fee is.  Please provide a Lender Attestation giving the specific purpose of the fee in order to determine if can be removed from finance charge calculation.

Buyer Comment (2024-06-07): Do not Concur. [Redacted] is including the Courier fee within the prepaid fees but this fee is in section H and should not be included as a prepaid fee.
																		06/19/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396112		3158528701		30696812			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [Redacted] ([Redacted]) business days prior to closing.	Initial Closing Disclosure was not provided to Borrower(s) at least [Redacted] ([Redacted]) business days prior to closing.				Reviewer Comment (2024-06-19): [Redacted] received initial CD. Buyer Comment (2024-06-17): Please see attached initial CD [Redacted] Reviewer Comment (2024-06-10): [Redacted] received disclosure summary stating initial CD [Redacted] with receipt date of [Redacted]. However, the same initial CD [Redacted] misisng in the loan file. Buyer Comment (2024-06-07): Do not concur. Initial CD created [Redacted] with receipt date of [Redacted] E-consent obtained and Initial CD received via CMH by Borrower [Redacted], more than [Redacted] days prior to consummation date of [Redacted]	06/19/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396112		3158528701		30696870			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		The file was missing a copy of CD/HUD/Closing statement for sold property located at [Redacted], [Redacted] [Redacted].				Reviewer Comment (2024-06-18): closing statement for this property has been received Buyer Comment (2024-06-18): Closing Statement provided at closing	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396112		3158528701		30701183			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to, missing a copy of CD/HUD/Closing statement for sold property located at [Redacted] [Redacted], [Redacted] [Redacted], resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-18): closing statement for this property has been received	06/18/2024			1	B	A	C	A	B	A	C	A	B	A		CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396112		3158528701		30701184			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing a copy of CD/HUD/Closing statement for sold property located at [Redacted]I [Redacted], [Redacted] [Redacted].				Reviewer Comment (2024-06-18): closing statement for this property has been received	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396112		3158528701		30707330			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Waterfall finding due to, missing a copy of CD/HUD/Closing statement for sold property located at [Redacted] [Redacted], [Redacted] [Redacted].				Reviewer Comment (2024-06-18): closing statement for this property has been received Buyer Comment (2024-06-18): Closing Statement provided for [Redacted] at closing	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396112		3158528701		30707336			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to, missing a copy of CD/HUD/Closing statement for sold property located at [Redacted] [Redacted], [Redacted] [Redacted].				Reviewer Comment (2024-06-18): closing statement for this property has been received	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396113		3158528703		30718120			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Tradelines/ThinFile. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396115		3158528706		30698804			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception for the DTI. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396115		3158528706		30698861			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception for the DTI. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396115		3158528706		30701206			Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	-	The city on the appraisal is [Redacted], [Redacted]. The city on the Note is [Redacted], [Redacted].				Reviewer Comment (2024-06-14): [Redacted] verification in file - either city name is acceptable Buyer Comment (2024-06-14): Do Not Agree, [Redacted] Validation in file	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396115		3158528706		30701231			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-05): Sufficient Cure Provided At Closing		06/05/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396117	3158528711	30697413	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of loan amount less than program minimum. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-06): Universal Product Exception Form in file, exception approved with comp factors.			06/06/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396117	3158528711	30697433	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Collateral Issues and Income Documentation. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-06): Universal Product Exception Form in file, exception approved with comp factors.			06/06/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396117		3158528711		30706567			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-06): Sufficient Cure Provided At Closing		06/06/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396118	3158528716	30703495	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Reviewer Comment (2024-06-19): The self-corrective cure provisions specifically requires the lender assure the consumer does not pay an amount that exceeds the charge actually disclosed. To accomplish this, a refund of the amount that was underdisclosed is required. Note: The correction does not reference bringing the amount that the loan was underdisclosed to an amount within the permissible tolerance to be considered accurate. If the lender only refunds the delta between the under-disclosure and the permissible tolerance, it would not be deemed to be a remediation in accordance with 130(b) and therefore by not refunding the entire amount the exception will remain as an EV3-C.

Reviewer Comment (2024-06-18): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check  & Corrected CD.

Buyer Comment (2024-06-14): Please see attached proof of PCCD, refund, and proof of shipping
																			06/18/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	C	C	C	C	C	A	A	Safe Harbor QM (APOR)	QM (APOR) Risk	Yes
221396118	3158528716	30703496	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Reviewer Comment (2024-06-25): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD,

Buyer Comment (2024-06-25): Please see additional PCCD and refund

Reviewer Comment (2024-06-19): The self-corrective cure provisions specifically requires the lender assure the consumer does not pay an amount that exceeds the charge actually disclosed. To accomplish this, a refund of the amount that was underdisclosed is required. Note: The correction does not reference bringing the amount that the loan was underdisclosed to an amount within the permissible tolerance to be considered accurate. If the lender only refunds the delta between the under-disclosure and the permissible tolerance, it would not be deemed to be a remediation in accordance with 130(b) and therefore by not refunding the entire amount the exception will remain as an EV3-C.

Buyer Comment (2024-06-18): Please confirm additional refund of $[Redacted] is needed. This amount is within the $[Redacted] threshold.

Reviewer Comment (2024-06-18): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.  However, the total underdisclosure on the Finance Charge was $[Redacted] and cure refund check was only $[Redacted] and is short $[Redacted] refund to borrower.  Please provide copy of additional refund check for full underdisclosure refund to borrower for $[Redacted] and proof of mailing to finalize cure.

Buyer Comment (2024-06-14): Please see attached proof of PCCD, refund, and proof of shipping
																			06/25/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	C	C	C	C	C	A	A	Safe Harbor QM (APOR)	QM (APOR) Risk	Yes
221396118		3158528716		30708526			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the DTI ratio, lender did not include 2 mortgage debts, resulting in a loan designation discrepancy. These mortgage debts ([Redacted]. and [Redacted]) are listed on the borrower's loan application and all applicable documentation to verify these debts were in the loan file.				Reviewer Comment (2024-06-24): client agrees with and accepts this exception Reviewer Comment (2024-06-07): Mtg statements were already in file. DTI exceeds guidelines is the actual issue here. Buyer Comment (2024-06-07): See attached Mortgage statements				3	B	B	C	C	B	B	C	C	B	B		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	C	C	C	C	C	A	A	Safe Harbor QM (APOR)	QM (APOR) Risk	Yes
221396118		3158528716		30708527			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the DTI Ratio. The lender did not include 2 mortgage debts. These mortgage debts ([Redacted]. and [Redacted]) are listed on the borrower's loan application and all applicable documentation to verify these debts were in the loan file.				Reviewer Comment (2024-06-24): client agrees with and accepts this exception Reviewer Comment (2024-06-07): Mtg statements were already in file. DTI exceeds guidelines is the actual issue here. Buyer Comment (2024-06-07): See attached Mortgage statements				3	C	C	C	C	C	C	C	C	C	C		FL	Second Home	Purchase		C	C	C	C	C	C	A	A	Safe Harbor QM (APOR)	QM (APOR) Risk	No
221396118		3158528716		30708539			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of [Redacted]% exceeds Guideline total debt ratio of [Redacted]%.				Reviewer Comment (2024-06-24): client agrees with and accepts this exception Buyer Comment (2024-06-24): Agree with this exception , due to a data entry error the negative rental income did not carry over to the DTI				3	C	C	C	C	C	C	C	C	C	C		FL	Second Home	Purchase		C	C	C	C	C	C	A	A	Safe Harbor QM (APOR)	QM (APOR) Risk	No
221396118		3158528716		30708604			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the DTI Ratio, The lender did not include 2 mortgage debts. These mortgage debts ([Redacted] and [Redacted]) are listed on the borrower's loan application and all applicable documentation to verify these debts were in the loan file.				Reviewer Comment (2024-06-24): client agrees with and accepts this exception Reviewer Comment (2024-06-07): Mtg statements were already in file. DTI exceeds guidelines is the actual issue here. Buyer Comment (2024-06-07): See attached Mortgage statements				3	C	C	C	C	C	C	C	C	C	C		FL	Second Home	Purchase		C	C	C	C	C	C	A	A	Safe Harbor QM (APOR)	QM (APOR) Risk	No
221396119	3158528717	30712480	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The appraisal lfee was previously disclosed to the borrower on the loan estimat as $[Redacted] but it increased on the closing disclosure to $[Redacted] with no cure provided to the borrower or VCOC.	Reviewer Comment (2024-06-21): SitusAMC received timeline for fee change with reason for change.

Buyer Comment (2024-06-20): [Redacted] became aware that the property was considered a "complex property" on [Redacted] when Fee Exception (increase) was received by vender. Request was processed by chase the following day, [Redacted]. Systemic CIC triggered [Redacted], updated fee disclosed on subsequent LE V2 [Redacted]

Reviewer Comment (2024-06-19): SitusAMC received rebuttal comment. However, we also required documentation of timeline with supporting lender's knowledge of when they became aware of the information or Cure is due to borrower.

Buyer Comment (2024-06-17): Additional research was needed by appraiser due to confusion surrounding recent sales of property. According to the tax records the subject last sold on [Redacted] for $[Redacted] (Warranty Deed). Sale #2 last sold on [Redacted] for $[Redacted] (Warranty Deed). Sale #2 per the listing last sold above the market do to a bidding war. The owner the owner the decided he wanted a different house and decided to sell property for the original list price.

Reviewer Comment (2024-06-17): SitusAMC received Appraisal invoice and copy of system snip for the appraisal fee increased. but it does not give sufficient information on what information was received that required to increased the appraisal fee. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-06-13): Do not Concur. Appraisal Fee exception CIC in MX [Redacted]. Updated Appraisal fee disclosed on subsequent LE, also within allotted timeframe  on [Redacted]
																		06/21/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396119		3158528717		30712571			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	File is missing a copy of HOA Verification for REO property [Redacted]				Reviewer Comment (2024-06-14): HOA information received Buyer Comment (2024-06-14): Customer confirmed no HOA fee, [Redacted] search confirms SFR	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396120		3158528719		30707976			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for approved DTI exceeding guidelines.				Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors. Reviewer Comment (2024-06-07): Downgraded to EV2-B based on comp factors of FICO score, reserves, and residual income.			06/07/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396120	3158528719	30707984	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Waterfall finding due to, Universal Product Exception Form in file for approved DTI exceeding guidelines.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396120		3158528719		30714436			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-07): Sufficient Cure Provided At Closing		06/07/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396121		3158528721		30704192			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted] % or $[Redacted] . Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-06-06): Sufficient Cure Provided At Closing		06/06/2024		1	A	A	A	A	A	A	A	A	A	A		HI	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396122		3158528722		30712119			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].	Lender Credit disclosed as -$[Redacted] on the initial Loan Estimate but disclosed as -$[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for decrease and no evidence of tolerance cure provided.				Reviewer Comment (2024-06-19): SitusAMC received VCC. Buyer Comment (2024-06-17): Do not concur - Lender Credit was due to premium pricing/negative discount points. Discount points increased [Redacted] due to change in Apprised Value on [Redacted], removing the premium pricing/negative discount points, causing the Lender Credit to also be removed. Removal of Lender Credit disclosed on LE V4 on [Redacted].	06/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396122		3158528722		30734810			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		Missing 12 mo. housing history as required by [Redacted] Findings.				Reviewer Comment (2024-06-14): verification of rent received Buyer Comment (2024-06-14): rent agreement Buyer Comment (2024-06-14): [Redacted] Buyer Comment (2024-06-14): [Redacted] rent	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396123		3158528723		30708403			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Please provide an updated title commitment or final title policy showing correct loan amount coverage.				Reviewer Comment (2024-06-18): final title policy received, showing correct loan amount coverage Buyer Comment (2024-06-17): Title Policy received post close per procedures	06/18/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		D	B	C	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396123		3158528723		30708414			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP SSR in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	B	C	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396123		3158528723		30710955			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to DTI exceeding base guideline.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	C	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396123		3158528723		30710967			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception of DTI exceeding base guideline. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		D	B	C	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396123		3158528723		30714583			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-06-11): PDI, with inspection date of [Redacted], showing no damage to property has been received	06/11/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	B	C	B	B	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396124		3158528725		30705750			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP SSR in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received Buyer Comment (2024-06-11): See attached CDA.	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	A	A	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396124		3158528725		30707054			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing required FACTA Disclosure(s).				Reviewer Comment (2024-06-07): FACTA disclosure received Buyer Comment (2024-06-07): Do not Concur. Please see attached Factas.	06/07/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		D	A	A	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396127		3158528733		30712809			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the DTI ratio, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-07): SHQM (APOR)	06/07/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396127		3158528733		30712810			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.				Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396127		3158528733		30712945			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of [Redacted]% exceeds Guideline total debt ratio of [Redacted]%.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted] The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396129		3158528736		30703156			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-06): Sufficient Cure Provided At Closing		06/06/2024		1	A	A	A	A	A	A	A	A	A	A		OR	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396130		3158528738		30711899			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Discount Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-06-14): [Redacted] received a valid COC. Buyer Comment (2024-06-13): valid CICs for [Redacted]and [Redacted] for increase of loan discount points. Cdv1 and CDv2 both disclosed timely	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396130	3158528738	30711900	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (2024-06-19): [Redacted] received valid COC document.

Buyer Comment (2024-06-17): Property is a new construction build. Appraisal received [Redacted] confirms appraisal is "subject to completion." Final Inspection fee was added and disclosed on CD V3 [Redacted]

Buyer Comment (2024-06-17): A revision to initial appraisal was requested [Redacted]. Construction costs for property increase by more than $[Redacted] leaving initial appraisal and comps inaccurate/relevant. The entire appraisal was redone (redelivered). Corresponding systemic CIC exists [Redacted]. Updated appraisal fee disclosed n CD V3 [Redacted]

Reviewer Comment (2024-06-14): [Redacted] received COC however it does not give sufficient information on why the Appraisal fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase/added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-06-14): Valid CICs for appraisal order and Appraisal fee exception. Updated Appraisal fees disclosed timely on CDv3 on [Redacted]
																		06/19/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396130	3158528738	30711901	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (2024-06-19): [Redacted] received valid COC document.

Buyer Comment (2024-06-17): Property is a new construction build. Appraisal received [Redacted] confirms appraisal is "subject to completion." Final Inspection fee was added and disclosed on CD V3 [Redacted]

Reviewer Comment (2024-06-14): [Redacted] received COC however it does not give sufficient information on why the Appraisal Re-inspection fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase/added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-06-14): Valid CICs for appraisal order and Appraisal fee exception. Updated Appraisal fees disclosed timely on CDv3 on [Redacted]
																		06/19/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396130		3158528738		30711902			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Transfer Tax Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-06-14): [Redacted] received a valid COC. Buyer Comment (2024-06-14): Do not Concur. CIC for Purchase Prince change [Redacted]. Transfer Taxes affected are based on the Purchase Price. Updated fees disclosed on CD V2 dated [Redacted]	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396130		3158528738		30714263			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Credit History. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		VA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396132	3158528740	30703471	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of ___ is less than Guideline representative FICO score of ___.	Universal Product Exception Form in file for lender exceptions of credit score less than program minimum. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-06): Universal Product Exception Form in file, exception approved with comp factors.			06/06/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396134	3158528742	30713646	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-17): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396135	3158528745	30704998	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted] however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-17): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396135	3158528745	30747126	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception to the minimum loan amount. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has verified disposable income of at least $[Redacted].

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396135	3158528745	30747133	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions for the income calculation as it relates to the borrower's [Redacted] income. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has verified disposable income of at least $[Redacted].

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396135		3158528745		30752716			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-11): Sufficient Cure Provided At Closing		06/11/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396136		3158528748		30703432			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for Calculation Exception to use a Year to Date income average in qualifying without a [Redacted] month history of fluctuating hourly employment earnings. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-06): Universal Product Exception Form in file, exception approved with comp factors.			06/06/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396136		3158528748		30703898			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-06-07): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-07): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted].	06/07/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396136		3158528748		30703928			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for lender exceptions of Debt to Income. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-06): Universal Product Exception Form in file, exception approved with comp factors.			06/06/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396136		3158528748		30703935			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Waterfall finding due to approved Lender Exception for Debt to Income discrepancy.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-06): Universal Product Exception Form in file, exception approved with comp factors.			06/06/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396136		3158528748		30703999			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received Buyer Comment (2024-06-11): See attached CDA	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396137		3158528750		30716696			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-07): Sufficient Cure Provided At Closing		06/07/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396137		3158528750		30744077			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of borrower income commencing after the note date. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396138		3158528751		30706186			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. There was no UCDP SSR in file.				Reviewer Comment (2024-06-12): CDA received	06/12/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396138		3158528751		30706211			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-06-14): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-13): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted] Issued [Redacted]	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396138	3158528751	30711260	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of loan amount lower than program guideline. Exceptions approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396138	3158528751	30711261	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Collateral Issues (subject [Redacted]-Unit with multiple parcels). Exceptions approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396139		3158528752		30707139			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Product/Program Restriction . Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-11): Universal Product Exception Form in file, exception approved with comp factors.			06/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396139	3158528752	30707189	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on[Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted].; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-17): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396139		3158528752		30752778			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-11): Sufficient Cure Provided At Closing		06/11/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396139		3158528752		30752779			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-11): Sufficient Cure Provided At Closing		06/11/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396139		3158528752		30752780			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-11): Sufficient Cure Provided At Closing		06/11/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396140	3158528754	30712705	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-17): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396141		3158528755		30705857			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-06-13): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-13): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted] LE Required [Redacted], Issued [Redacted]	06/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396142		3158528760		30704292			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on[Redacted], which was more than ([Redacted]) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-06-07): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-07): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Loan Estimate generated [Redacted] did have property address	06/07/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396142		3158528760		30714209			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted] There was a FEMA disaster dated [Redacted]. A post-disaster inspection is required indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-06-11): PDI received, showing no damage to property, with an inspection date of [Redacted] Buyer Comment (2024-06-11): See attached PDI.	06/11/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396143		3158528761		30713200			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP SSR in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-06-12): CDA received	06/12/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396143		3158528761		30713271			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to failure of QM Points & Fees Test, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-18): undiscounted rate price received	06/18/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396143		3158528761		30713272			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted](an overage of $[Redacted] or[Redacted]%).	The loan file is missing the undiscounted rate and undiscounted rate price (in points) to further test the loan for bona fide points and fees.				Reviewer Comment (2024-06-18): undiscounted rate price received Buyer Comment (2024-06-17): Do not concur. Loan contains bona fide discount points excluded from the QM test in the amount of $[Redacted]	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396143		3158528761		30743801			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI exceeding guideline. Exceptions approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396143		3158528761		30743802			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of loan amount lower than program minimum. Exceptions approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396143		3158528761		30743808			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of length of self-employment / income documentation. Exceptions approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396143		3158528761		30743829			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception to the maximum DTI. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396143		3158528761		30746317			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-10): Sufficient Cure Provided At Closing		06/10/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396143		3158528761		30823833			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of length of self-employment / income documentation. Exceptions approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-18): Universal Product Exception Form in file, exception approved with comp factors.			06/18/2024	2		B		B		B		B		B		CA	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396144	3158528762	30707098	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan amount. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		CT	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396144	3158528762	30715600	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Vesting. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		CT	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396145		3158528766		30707205			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___ ___	Missing verification of HOA.				Reviewer Comment (2024-06-14): HOA verification received Buyer Comment (2024-06-14): attached is the hoa for property [Redacted] in the amount of [Redacted] this statement is yearly	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396145		3158528766		30707265			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-06): Universal Product Exception Form in file, exception approved with comp factors.			06/06/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396145		3158528766		30707269			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted]which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted].; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-06-13): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-13): Do not concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]	06/13/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396145		3158528766		30707270			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-06-17): [Redacted] received LOX with copy of system snip lieu of valid changed circumstance. Buyer Comment (2024-06-13): Do not Concur. Valid CIC for POA Indicator being added occurred on [Redacted] and CDv2 disclosed timely on [Redacted]. No cure due back	06/17/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396145		3158528766		30707273			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of [Redacted]% exceeds Guideline total debt ratio of [Redacted]%.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-06): Universal Product Exception Form in file, exception approved with comp factors.			06/06/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396145		3158528766		30707780			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Income calculation. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-06): Universal Product Exception Form in file, exception approved with comp factors.			06/06/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Second Home	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396146	3158528769	30712949	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]..; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396146		3158528769		30743395			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after [Redacted] declared end date.				Reviewer Comment (2024-06-12): PDI received, showing no damage to subject property	06/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396148		3158528774		30703273			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of[Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-06-13): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-13): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]	06/13/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396148		3158528774		30709356			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-06): Sufficient Cure Provided At Closing		06/06/2024		1	A	A	A	A	A	A	A	A	A	A		OR	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396149	3158528778	30712642	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted].; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396149		3158528778		30712644			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	[Redacted]%tolerance was exceeded by $[Redacted] due to increase of Recording fee in CD. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-06-07): Sufficient Cure Provided At Closing		06/07/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396150		3158528782		30739066			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted]is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold				Reviewer Comment (2024-06-18): Title insurance sales tax excluded	06/18/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396150		3158528782		30739068			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396150		3158528782		30739069			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception form in file for lender exception for Income calculation. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396150		3158528782		30739072			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396151		3158528785		30709168			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].	Lender Credits in the amount of $[Redacted] disclosed on the Initial Loan Estimate dated [Redacted] was not disclosed on the Final Closing disclosure dated [Redacted], however a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issues.				Reviewer Comment (2024-06-17): [Redacted] received valid changed circumstance. Buyer Comment (2024-06-13): Do not concur. Valid CICs on [Redacted] for Appraised value and initial lock. This is acceptable for premium pricing to change to loan discount points. Redisclosed LE was timely same day.	06/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396151		3158528785		30709170			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted] Insufficient or no cure was provided to the borrower.	Recording Fee Total in the amount of $[Redacted] disclosed on Loan Estimate dated [Redacted] increased to $[Redacted] on the final Closing Disclosure dated [Redacted] however a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issues.				Reviewer Comment (2024-06-14): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-06-13): Do not Concur. Cure already given at closing. Baseline was at (section E) $[Redacted] plus [Redacted]% [Redacted] = [Redacted] BASELINE. Actually charged at closing $[Redacted]. Overage tolerance= $[Redacted] already given at closing	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396151		3158528785		30709171			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points was not disclosed on the Initial Loan Estimate dated [Redacted], however it was added to the Final Closing disclosure dated [Redacted] in the amount of $[Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-06-14): [Redacted] received VCC dated [Redacted] for rate lock Buyer Comment (2024-06-13): Do not concur. Valid CICs on [Redacted] for Appraised value and initial lock. This is acceptable for loan discount points to increase and redisclosed LE was timely same day. Then points decreased on CDv1 and no CIC is required for decrease.	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396151		3158528785		30709748			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions for DTI Approved/ATR. Exception approved, with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396151		3158528785		30788922			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-14): Sufficient Cure Provided At Closing		06/14/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396152	3158528790	30712796	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Temporary Resident exception to proceed with borrower having [Redacted] visa is approved, and [Redacted]. Exceptions approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396152	3158528790	30712996	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396152		3158528790		30712997			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-07): Sufficient Cure Provided At Closing		06/07/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396153	3158528791	30712150	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of thin credit file for co-borrower. Exceptions approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-13): Universal Product Exception Form in file, exception approved with comp factors. Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/13/2024	2	C	B	C	B	C	B	C	B	C	B		OH	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396153		3158528791		30712208			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on[Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-06-13): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-13): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted].LE Required [Redacted], Issued [Redacted]	06/13/2024			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396154		3158528793		30703483			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than ([Redacted]) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-06-13): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-06-12): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]	06/13/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396155		3158528797		30742892			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Product Program Restrictions. Approved without the executed lease and the use of a PO Box for [Redacted] ([Redacted]) months as requested. Exception approved, with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396156		3158528798		30702908			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the DTI ratio, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-07): SHQM (APOR)	06/07/2024			1	B	A	C	A	B	A	C	A	B	A		UT	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396156		3158528798		30702909			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.				Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	C	B	C	B	C	B	C	B	C	B		UT	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396156	3158528798	30702910	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted].; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase	No Defined Cure	D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396156		3158528798		30702917			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements				Reviewer Comment (2024-06-18): field review supporting the original appraised value has been received, [Redacted] Buyer Comment (2024-06-18): See attached Appraisal Field Review.	06/18/2024			1	D	A	D	A	D	A	D	A	D	A		UT	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396156		3158528798		30702942			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396156		3158528798		30716298			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Product/ Program Restrictions. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396157		3158528800		30704213			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	[Redacted]%tolerance was exceeded by $[Redacted] due to increase of Recording fee in CD.				Reviewer Comment (2024-06-06): Sufficient Cure Provided At Closing		06/06/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396157	3158528800	30704236	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted].; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396158		3158528801		30714527			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396158	3158528801	30714629	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396158		3158528801		30743621			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of [Redacted] decline due to presale but recommended for portfolio by PAG/Purchase of Primary Condominium, Product/Program Restriction, Rental residence waiver and thin credit history. Exceptions approved, with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-11): Universal Product Exception Form in file, exception approved with comp factors.			06/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396159		3158528802		30712460			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-07): Sufficient Cure Provided At Closing		06/07/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396159	3158528802	30712534	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of project declined due to insufficient reserves allocation on the [Redacted] [Redacted] budget. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396160	3158528803	30707385	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	The initial Loan Estimate was issued on [Redacted], which is more than [Redacted] business days after the application date[Redacted]. The property was not identified on [Redacted], however, no documentation is provided as evidence of date of receipt of required data triggering application date.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted]do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396160	3158528803	30707971	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of income documentation. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-06): Universal Product Exception Form in file, exception approved with comp factors.			06/06/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396161	3158528805	30746703	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception to waive 1004D (current 1004D shows incomplete-no rating). Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-11): Universal Product Exception Form in file, exception approved with comp factors.			06/11/2024	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396161		3158528805		30749848			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-11): Sufficient Cure Provided At Closing		06/11/2024		1	A	A	A	A	A	A	A	A	A	A		MD	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396162	3158528806	30712660	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted].; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396162		3158528806		30712662			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Title Endorsement fee was previously disclosed on the loan estimate as $[Redacted] but it increased on the closing disclosure to $[Redacted] with no cure provided to the borrower				Reviewer Comment (2024-06-21): SitusAMC received rebuttal suffice. Buyer Comment (2024-06-20): Do not concur. Alta 6 Endorsement Fee and Alta 9 Restriction Fee are 2 separate fees, both of which should have unlimited tolerance	06/21/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396163	3158528807	30704991	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396163		3158528807		30704995			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-06): Sufficient Cure Provided At Closing		06/06/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396163		3158528807		30708069			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing required FACTA Disclosure(s).				Reviewer Comment (2024-06-07): FACTA disclosure received	06/07/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396163		3158528807		30708172			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of limited rent payment documentation. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-06): Universal Product Exception Form in file, exception approved with comp factors.			06/06/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396164	3158528809	30739095	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Discount Point Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (2024-06-21): SitusAMC received LOX for rebuttal response with copy of system snip lieu of valid Changed circumstance.

Buyer Comment (2024-06-20): Do not concur. Interest rate was not locked until [Redacted]. Interest Rate and Discount points are subject to change at any time without CIC up until locked. Subsequently, Lock was extended [Redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [Redacted]. CD V6 disclosed [Redacted] shows increase to Loan Discount Points. Lock was again extended [Redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [Redacted]. CD V7 disclosed [Redacted] shows increase to Loan Discount Points. Lock was extended one more time [Redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [Redacted]. CD V8 disclosed [Redacted] shows increase to Loan Discount Points.
																		06/21/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396164	3158528809	30739096	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted] The property was not identified [Redacted].; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396165	3158528813	30739149	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted] The property was not identified [Redacted].; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396165		3158528813		30745605			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan amount. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396165		3158528813		30745609			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of [Redacted] Referrals. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396165		3158528813		30745705			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-10): Sufficient Cure Provided At Closing		06/10/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396165		3158528813		30745706			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-10): Sufficient Cure Provided At Closing		06/10/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396166	3158528815	30705447	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]..; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396166		3158528815		30715650			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-07): Sufficient Cure Provided At Closing		06/07/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396167	3158528816	30738842	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396168		3158528817		30716500			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after [Redacted] declared end Date.				Reviewer Comment (2024-06-17): PDI received Buyer Comment (2024-06-17): See attached PDI	06/17/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396168	3158528817	30744103	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Tradelines/Thin File. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396169	3158528818	30703298	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than (3) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.	Reviewer Comment (2024-06-18): 221396174

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396170		3158528819		30738949			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted] , which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396171		3158528820		30712197			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396171		3158528820		30712198			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-07): Sufficient Cure Provided At Closing		06/07/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396171		3158528820		30712199			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396172		3158528821		30713394			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than[Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted] The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396172		3158528821		30713463			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than[Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted] The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396172		3158528821		30713466			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-06-07): Sufficient Cure Provided At Closing		06/07/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396172		3158528821		30715037			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Tradelines/Thinfile. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than[Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted] The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-07): Universal Product Exception Form in file, exception approved with comp factors.			06/07/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396173	3158528823	30746254	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing mortgage statement, tax verification and insurance verification for property located at [Redacted], [Redacted], [Redacted].	Reviewer Comment (2024-06-14): verification of REO PITI information received

Buyer Comment (2024-06-14): [Redacted] leaseback

Buyer Comment (2024-06-14): [Redacted] property

Buyer Comment (2024-06-14): [Redacted] conversion

Buyer Comment (2024-06-14): reo explanation

Buyer Comment (2024-06-14): lox

Buyer Comment (2024-06-14): [Redacted] docs

Buyer Comment (2024-06-14): [Redacted]

Buyer Comment (2024-06-14): Explanation from customer that three of the properties below are [Redacted] Propriete leasebacks whereas the customer does not have mortgage / tax / HOI / HOA obligations but also receives no rent  - See LOX address variances + [Redacted] Propriete Property docs + [Redacted] Propriete leaseback info attached.
• [Redacted] -[Redacted]
• [Redacted] - [Redacted]
• [Redacted]

Additionally for [Redacted] and [Redacted] we have the taxes and the loan docs with HOI included in the loan.
																		06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396173		3158528823		30746301			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing mortgage statement, hazard insurance verification, tax verification and homeowners(HOA) insurance verification for real-estate owned property located at [Redacted], [Redacted][Redacted], [Redacted].				Reviewer Comment (2024-06-14): verification of REO PITI information received Buyer Comment (2024-06-14): documents uploaded	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396173		3158528823		30746325			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing tax verification for real-estate owned property located at [Redacted] [Redacted], [Redacted], [Redacted].				Reviewer Comment (2024-06-14): verification of REO PITI information received Buyer Comment (2024-06-14): documents uploaded	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396173		3158528823		30746346			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing tax verification for real-estate owned property located at [Redacted] [Redacted] [Redacted], [Redacted], [Redacted].				Reviewer Comment (2024-06-14): verification of REO PITI information received Buyer Comment (2024-06-14): documents uploaded	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396173		3158528823		30746351			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing tax verification for real-estate owned property located at [Redacted] [Redacted], [Redacted], [Redacted].				Reviewer Comment (2024-06-14): verification of REO PITI information received Buyer Comment (2024-06-14): documents uploaded	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396173		3158528823		30749721			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception thin file/tradelines. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-11): Universal Product Exception Form in file, exception approved with comp factors.			06/11/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396174		3158528829		30713910			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. No CU or LCA scores were provided in the loan file.				Reviewer Comment (2024-06-11): CDA received	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		NY	Primary	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396174	3158528829	30714543	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on[Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted].; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received[Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396174		3158528829		30743698			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan Amount. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396174		3158528829		30743708			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of [Redacted] Referrals. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Universal Product Exception Form in file, exception approved with comp factors.			06/10/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396175		3158528832		30713241			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP SSR in file had a risk score of 5, which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA received	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		KY	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396175		3158528832		30715624			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing [Redacted] W-2 for borrower.				Reviewer Comment (2024-06-14): W2 received Buyer Comment (2024-06-14): Attached is [Redacted] W2	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		KY	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396175		3158528832		30715627			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing [Redacted] W-2 for borrower.				Reviewer Comment (2024-06-14): W2 received Buyer Comment (2024-06-14): The [Redacted] W2 has been uploaded	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		KY	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396175		3158528832		30715641			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to missing [Redacted] W-2 for borrower, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-14): W2 received	06/14/2024			1	B	A	C	A	B	A	C	A	B	A		KY	Primary	Purchase	Lender to provide updated ATR/QM status	D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396175		3158528832		30715642			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing [Redacted] W-2 for borrower.				Reviewer Comment (2024-06-14): W2 received Buyer Comment (2024-06-14): [Redacted] W2 has been uploaded	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		KY	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396175		3158528832		30715722			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing [Redacted] W-2 for borrower.				Reviewer Comment (2024-06-14): W2 received	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		KY	Primary	Purchase		D	A	C	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396176		3158528834		30738978			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-06-11): CDA recieved	06/11/2024			1	D	A	D	A	D	A	D	A	D	A		IL	Primary	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396176	3158528834	30749834	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted]which was more than 3 business days after the application date of[Redacted] The property was not identified [Redacted].; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	No Defined Cure	D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396176		3158528834		30749846			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Income Calculation ([Redacted] income) and Employment. Exception approved with comp factor	Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-11): Universal Product Exception Form in file, exception approved with comp factors.			06/11/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396177		3158528836		30712894			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-07): Sufficient Cure Provided At Closing		06/07/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396177		3158528836		30743358			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least [Redacted] ([Redacted]) business days prior to closing.	Evidence of actual receipt date of initial Closing Disclosure, issued on [Redacted], is not provided. Default receipt date is [Redacted], which is less than [Redacted] business days prior to the closing date [Redacted]).				Reviewer Comment (2024-06-19): [Redacted] received disclsoure tracking for initial CD. Buyer Comment (2024-06-18): Do not concur - No cure needed as no Initial CD delivery violation occurred. E-consent obtained for B1 [Redacted] and B2 [Redacted]. Initial CD created [Redacted]. Initial CD viewed via [Redacted] by B1 (only 1 borrower required for non-rescindable transactions) on [Redacted] which is [Redacted] days prior to consummation date of [Redacted].	06/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396180	3158528842	30739036	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [Redacted] ([Redacted]) business days of application.	The earliest dated Loan Estimate in the file is dated [Redacted] which is more than [Redacted] days after the application date of [Redacted].	Reviewer Comment (2024-06-18): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-06-18): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		06/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396180		3158528842		30739038			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-08): Sufficient Cure Provided At Closing		06/08/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396180		3158528842		30745829			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	[Redacted] ([Redacted]) months assets verification required, only [Redacted] ([Redacted]) in the file for asset accounts ending [Redacted], [Redacted], [Redacted],[Redacted] and [Redacted].				Reviewer Comment (2024-06-14): sufficient assets and documentation in file Buyer Comment (2024-06-14): proof of transfer from [Redacted] into account [Redacted] Buyer Comment (2024-06-14): [Redacted]	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396180		3158528842		30745966			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to asset documentation requirements not being met, resulting in a loan designation discrepancy.				Reviewer Comment (2024-06-14): sufficient assets and documentation in file	06/14/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396180		3158528842		30745969			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to asset documentation requirements not being met.				Reviewer Comment (2024-06-14): sufficient assets and documentation in file	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396180		3158528842		30745979			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		[Redacted] ([Redacted]) months assets verification required, only one ([Redacted]) in the file for asset accounts ending [Redacted], [Redacted], [Redacted],[Redacted] and [Redacted].				Reviewer Comment (2024-06-14): sufficient assets and documentation in file Buyer Comment (2024-06-14): large dep into the [Redacted] account Buyer Comment (2024-06-14): Waterfall to be cleared with prior comments	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396180		3158528842		30746003			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to asset documentation requirements not being met.				Reviewer Comment (2024-06-14): sufficient assets and documentation in file	06/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396183		3158528855		30744804			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-06-10): Sufficient Cure Provided At Closing		06/10/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes